UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Target Date Portfolios
	Target Date Retirement	Target Date 2035	Target Date 2050
	Target Date 2025	Target Date 2040	Target Date 2055
	Target Date 2030	Target Date 2045	Target Date 2060

Goldman Sachs Target Date Portfolios

∎	TARGET DATE RETIREMENT

∎	TARGET DATE 2025

∎	TARGET DATE 2030

∎	TARGET DATE 2035

∎	TARGET DATE 2040

∎	TARGET DATE 2045

∎	TARGET DATE 2050

∎	TARGET DATE 2055

∎	TARGET DATE 2060

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Target Date Portfolios

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Target Date Portfolios (the “Portfolios”) during the six months ended February 28, 2022 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Portfolios’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

•

Global equity and fixed income markets broadly recorded negative returns during the Reporting Period, with persistent supply-chain disruptions and inflationary pressures the common themes and COVID-19 variants and Russia’s invasion of Ukraine the biggest headlines.

•	U.S. equities held up better than non-U.S. developed markets equities during the Reporting Period, while emerging markets equities produced the weakest results.

•	Within fixed income, emerging markets debt and U.S. investment grade bonds were among the weakest performing sectors.

•

Halts in global manufacturing activities due to supply-chain problems and semiconductor shortages, as well as power cuts and energy crises around the world, weighed on investor sentiment during the Reporting Period.

•

Inflation rose in both developed and emerging economies, driven by supply-and-demand imbalances, higher energy prices and the effects of economic reopening amid the persistent overhangs of the COVID-19 pandemic. In February 2022, inflation surged to new multi-decade highs, with energy and commodity prices in particular jumping in response to Russia’s invasion of Ukraine.

•

Regulations imposed by the Chinese government on certain key sectors, primarily technology, increased investor pessimism, which was worsened by the debt crisis at Chinese property developer Evergrande Group.

•	The spread of COVID-19 variants, especially in the emerging markets, also unsettled investors, as a surge in cases and increased hospitalizations threatened an economic recovery.

•	In the developed markets, central banks delivered or hinted at sooner than previously consensus expected monetary policy normalization.

•

The U.S. Federal Reserve (the “Fed”) began scaling back its asset purchase program and then accelerated the pace of its tapering. Policymakers additionally hinted they might raise interest rates in March 2022 in the Fed’s first federal funds rate increase since the end of 2018.

•

Government bond yields generally rose during the Reporting Period in anticipation of central bank action, though investors began pricing in less cumulative monetary policy tightening following the escalation of the Russia/Ukraine conflict at the end of February.

Portfolio Changes and Highlights

No material changes were made to the Portfolios during the Reporting Period.

FUND BASICS

Target Date Retirement Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2020 Index (Total Return, Unhedged, USD)[2]
Class A	-5.46%	-3.20%
Institutional	-5.24	-3.20
Service	-5.33	-3.20
Investor	-5.40	-3.20
Class R6	-5.21	-3.20
Class R	-5.54	-3.20

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2020 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs Access U.S. Aggregate Bond ETF	24.9%	Exchange Traded Funds
Goldman Sachs MarketBeta U.S. Equity ETF	17.2	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	13.1	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	7.9	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	6.7	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	4.4	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	3.9	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.5	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3.3	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	2.0	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of February 28, 2022	As of August 31, 2021

Bond Funds	51.8%	57.5%
U.S. Stock Funds	26.2	24.3
Foreign Stock Funds	17.5	16.1
Investment Companies (other than Exchange-Traded Funds)	3.0	1.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2025 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2025 Index (Total Return, Unhedged, USD)[2]
Class A	-5.58%	-3.47%
Institutional	-5.31	-3.47
Service	-5.32	-3.47
Investor	-5.40	-3.47
Class R6	-5.35	-3.47
Class R	-5.58	-3.47

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2025 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs Access U.S. Aggregate Bond ETF	22.6%	Exchange Traded Funds
Goldman Sachs MarketBeta U.S. Equity ETF	18.7	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	11.6	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	8.8	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	6.8	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	4.2	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	4.1	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3.5	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.2	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	1.9	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of February 28, 2022	As of August 31, 2021

Bond Funds	47.4%	52.3%
U.S. Stock Funds	27.4	26.9
Foreign Stock Funds	18.8	18.2
Investment Companies (other than Exchange-Traded Funds)	4.5	1.3

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2030 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2030 Index (Total Return, Unhedged, USD)[2]
Class A	-5.88%	-3.73%
Institutional	-5.62	-3.73
Service	-5.63	-3.73
Investor	-5.71	-3.73
Class R6	-5.60	-3.73
Class R	-5.97	-3.73

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2030 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	21.9%	Exchange Traded Funds
Goldman Sachs Access U.S. Aggregate Bond ETF	17.5	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	10.5	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	9.3	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	9.0	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	5.8	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3.5	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	3.3	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.8	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	2.0	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of February 28, 2022	As of August 31, 2021

Bond Funds	38.5%	45.0%
U.S. Stock Funds	33.5	31.6
Foreign Stock Funds	22.4	21.1
Investment Companies (other than Exchange-Traded Funds)	3.8	1.1

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2035 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2035 Index (Total Return, Unhedged, USD)[2]
Class A	-5.89%	-3.92%
Institutional	-5.77	-3.92
Service	-5.71	-3.92
Investor	-5.80	-3.92
Class R6	-5.74	-3.92
Class R	-6.05	-3.92

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2035 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	27.5%	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	12.3	Exchange Traded Funds
Goldman Sachs Access U.S. Aggregate Bond ETF	11.3	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	10.3	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	6.5	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	6.3	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.7	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.7	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.3	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.3	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of February 28, 2022	As of August 31, 2021

U.S. Stock Funds	41.3%	41.1%
Foreign Stock Funds	26.9	25.9
Bond Funds	26.5	30.4
Investment Companies (other than Exchange-Traded Funds)	3.5	1.3

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2040 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2040 Index (Total Return, Unhedged, USD)[2]
Class A	-6.07%	-4.09%
Institutional	-5.83	-4.09
Service	-5.85	-4.09
Investor	-5.92	-4.09
Class R6	-5.90	-4.09
Class R	-6.13	-4.09

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2040 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	33.3%	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	14.7	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	11.8	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	7.3	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5.4	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	4.3	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	3.7	Exchange Traded Funds
Goldman Sachs Access U.S. Aggregate Bond ETF	3.2	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.8	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.6	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of February 28, 2022	As of August 31, 2021

U.S. Stock Funds	50.0%	52.6%
Foreign Stock Funds	31.1	32.7
Bond Funds	16.8	13.0
Investment Companies (other than Exchange-Traded Funds)	0.5	0.4

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2045 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2045 Index (Total Return, Unhedged, USD)[2]
Class A	-6.23%	-4.19%
Institutional	-6.04	-4.19
Service	-5.98	-4.19
Investor	-6.05	-4.19
Class R6	-6.01	-4.19
Class R	-6.34	-4.19

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2045 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	35.6%	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	15.7	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	13.1	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	8.3	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	6.4	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	4.2	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.0	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.0	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.8	Exchange Traded Funds
iShares Global Infrastructure ETF	1.2	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of February 28, 2022	As of August 31, 2021

U.S. Stock Funds	54.0%	55.7%
Foreign Stock Funds	34.6	34.7
Bond Funds	9.7	7.5
Investment Companies (other than Exchange-Traded Funds)	0.0	0.8

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2050 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2050 Index (Total Return, Unhedged, USD)[2]
Class A	-6.34%	-4.24%
Institutional	-6.13	-4.24
Service	-6.07	-4.24
Investor	-6.22	-4.24
Class R6	-6.11	-4.24
Class R	-6.38	-4.24

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2050 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	36.1%	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	15.7	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	13.2	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	7.9	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.2	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.2	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.4	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.6	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.1	Exchange Traded Funds
iShares Global Infrastructure ETF	1.1	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of February 28, 2022	As of August 31, 2021

U.S. Stock Funds	54.8%	55.9%
Foreign Stock Funds	35.4	34.9
Bond Funds	6.8	7.8
Investment Companies (other than Exchange-Traded Funds)	1.2	0.0

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2055 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2055 Index (Total Return, Unhedged, USD)[2]
Class A	-6.28%	-4.27%
Institutional	-6.07	-4.27
Service	-6.09	-4.27
Investor	-6.20	-4.27
Class R6	-6.03	-4.27
Class R	-6.37	-4.27

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2055 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	36.1%	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	15.7	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	12.5	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	8.2	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.4	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.6	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.2	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.6	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.0	Exchange Traded Funds
iShares Global Infrastructure ETF	1.1	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of February 28,2021	As of August 31, 2021

U.S. Stock Funds	54.5%	55.8%
Foreign Stock Funds	35.6	34.6
Bond Funds	6.7	7.6
Investment Companies (other than Exchange-Traded Funds)	1.4	0.7

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2060 Portfolio

as of February 28, 2022

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2060+ Index (Total Return, Unhedged, USD)[2]
Class A	-6.23%	-4.29%
Institutional	-6.04	-4.29
Service	-6.04	-4.29
Investor	-6.08	-4.29
Class R6	-6.08	-4.29
Class R	-6.33	-4.29

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2060+ Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[1]

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	35.9%	Exchange Traded Funds
Goldman Sachs MarketBeta International Equity ETF	15.8	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	13.2	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	7.8	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.3	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.0	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.0	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.6	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	2.0	Exchange Traded Funds
iShares Global Infrastructure ETF	1.2	Exchange Traded Funds

[1]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[2]

Holding	As of February 28, 2022	As of August 31, 2021

U.S. Stock Funds	54.3%	55.3%
Foreign Stock Funds	35.2	34.9
Bond Funds	6.7	7.9
Investment Companies (other than Exchange-Traded Funds)	2.0	0.6

[2]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.5%
Bond Funds – 51.8%
3,654	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$174,740
6,588	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	379,205
21,860	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,119,997
45,571	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,139,103
4,001	Invesco Senior Loan ETF	87,102
2,736	iShares JP Morgan EM Local Currency Bond ETF	103,448
3,063	iShares JP Morgan USD Emerging Markets Bond ETF	303,849
1,540	Vanguard Long-Term Treasury ETF	130,192

		4,437,636

Foreign Stock Funds – 17.5%
7,990	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	281,887
10,296	Goldman Sachs ActiveBeta International Equity ETF(a)	336,576
12,833	Goldman Sachs MarketBeta International Equity ETF(a)	676,004
1,935	iShares Global Infrastructure ETF	93,190
1,710	iShares MSCI EAFE Small-Cap ETF	113,903

		1,501,560

Stock Funds – 26.2%
2,390	Alerian MLP ETF	89,840
6,686	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	578,072
1,378	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	85,353
24,516	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,471,205
173	Health Care Select Sector SPDR Fund	22,483

		2,246,953

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,779,400)		$8,186,149

Shares	Dividend Rate	Value

Investment Company(a) – 3.0%
Goldman Sachs Financial Square Government Fund – Class R6
257,061	0.026%	$257,061
(Cost $257,061)

TOTAL INVESTMENTS – 98.5%
(Cost $8,036,461)		$8,443,210

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		131,663

NET ASSETS – 100.0%		$8,574,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/18/22	$204,450	$(17,104)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares			Description		Value

Exchange Traded Funds – 93.6%
Bond Funds – 47.4%
	4,764		Goldman Sachs Access High Yield Corporate Bond ETF(a)		$227,822
	8,494		Goldman Sachs Access Inflation Protected USD Bond ETF(a)		488,915
	26,715		Goldman Sachs Access Investment Grade Corporate Bond ETF(a)		1,368,743
	56,545		Goldman Sachs Access U.S. Aggregate Bond ETF(a)		2,654,222
	5,439		Invesco Senior Loan ETF		118,407
	4,263		iShares JP Morgan EM Local Currency Bond ETF		161,184
	3,813		iShares JP Morgan USD Emerging Markets Bond ETF		378,249
	2,072		Vanguard Long-Term Treasury ETF		175,167

					5,572,709

Foreign Stock Funds – 18.8%
	11,780		Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)		415,598
	14,764		Goldman Sachs ActiveBeta International Equity ETF(a)		482,635
	19,604		Goldman Sachs MarketBeta International Equity ETF(a)		1,032,680
	2,325		iShares Global Infrastructure ETF		111,972
	2,519		iShares MSCI EAFE Small-Cap ETF		167,791

					2,210,676

Stock Funds – 27.4%
	3,265		Alerian MLP ETF		122,731
	9,189		Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)		794,481
	1,412		Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)		87,459
	36,575		Goldman Sachs MarketBeta U.S. Equity ETF(a)		2,194,866
	185		Health Care Select Sector SPDR Fund		24,043

					3,223,580

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $10,514,140)				$11,006,965

Shares		Dividend Rate	Value

Investment Company(a) – 4.5%
Goldman Sachs Financial Square Government Fund – Class R6
522,660		0.026%		$522,660
(Cost $522,660)

TOTAL INVESTMENTS – 98.1%
(Cost $11,036,800)				$11,529,625

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%				224,802

NET ASSETS – 100.0%				$11,754,427

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	03/18/22	$306,675	$(25,655)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 94.4%
Bond Funds – 38.5%
3,938	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$188,321
5,306	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	305,413
16,874	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	864,539
34,814	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,634,169
3,985	Invesco Senior Loan ETF	86,754
2,554	iShares JP Morgan EM Local Currency Bond ETF	96,567
2,620	iShares JP Morgan USD Emerging Markets Bond ETF	259,904
1,791	Vanguard Long-Term Treasury ETF	151,411

		3,587,078

Foreign Stock Funds – 22.4%
9,149	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	322,777
16,468	Goldman Sachs ActiveBeta International Equity ETF(a)	538,339
18,635	Goldman Sachs MarketBeta International Equity ETF(a)	981,636
1,910	iShares Global Infrastructure ETF	91,986
2,368	iShares MSCI EAFE Small-Cap ETF	157,732

		2,092,470

Stock Funds – 33.5%
2,589	Alerian MLP ETF	97,321
9,681	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	837,019
1,927	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	119,359
34,105	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,046,641
193	Health Care Select Sector SPDR Fund	25,082

		3,125,422

TOTAL EXCHANGE TRADED FUNDS
(Cost $8,356,704)		$8,804,970

Shares	Dividend Rate	Value

Investment Company(a) – 3.8%
Goldman Sachs Financial Square Government Fund – Class R6
348,581	0.026%	$348,581
(Cost $348,581)

TOTAL INVESTMENTS – 98.2%
(Cost $8,705,285)		$9,153,551

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		172,062

NET ASSETS – 100.0%		$9,325,613

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/18/22	$204,450	$(17,104)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 94.7%
Bond Funds – 26.5%
5,236	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$250,393
2,609	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	150,174
15,393	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	788,660
29,159	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,368,724
6,242	Invesco Senior Loan ETF	135,888
1,760	iShares JP Morgan EM Local Currency Bond ETF	66,546
3,275	iShares JP Morgan USD Emerging Markets Bond ETF	324,880
1,589	Vanguard Long-Term Treasury ETF	134,334

		3,219,599

Foreign Stock Funds – 26.9%
16,291	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	574,746
23,590	Goldman Sachs ActiveBeta International Equity ETF(a)	771,157
28,378	Goldman Sachs MarketBeta International Equity ETF(a)	1,494,868
2,997	iShares Global Infrastructure ETF	144,336
4,243	iShares MSCI EAFE Small-Cap ETF	282,626

		3,267,733

Stock Funds – 41.3%
3,375	Alerian MLP ETF	126,866
14,441	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,248,569
4,501	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	278,792
55,799	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,348,498
165	Health Care Select Sector SPDR Fund	21,444

		5,024,169

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,683,277)		$11,511,501

Shares	Dividend Rate	Value

Investment Company(a) – 3.5%
Goldman Sachs Financial Square Government Fund – Class R6
429,500	0.026%	$429,500
(Cost $429,500)

TOTAL INVESTMENTS – 98.2%
(Cost $11,112,777)		$11,941,001

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		218,448

NET ASSETS – 100.0%		$12,159,449

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	03/18/22	$306,675	$(25,655)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.9%
Bond Funds – 16.8%
5,112	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$244,464
540	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	31,082
4,041	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	207,041
7,433	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	348,905
5,234	Invesco Senior Loan ETF	113,944
9	iShares JP Morgan EM Local Currency Bond ETF	340
1,133	iShares JP Morgan USD Emerging Markets Bond ETF	112,394
3,201	Vanguard Long-Term Corporate Bond ETF	310,817
5,875	Vanguard Short-Term Corporate Bond ETF	467,826

		1,836,813

Foreign Stock Funds – 31.1%
16,901	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	596,267
24,442	Goldman Sachs ActiveBeta International Equity ETF(a)	799,009
30,658	Goldman Sachs MarketBeta International Equity ETF(a)	1,614,972
2,414	iShares Global Infrastructure ETF	116,258
4,302	iShares MSCI EAFE Small-Cap ETF	286,556

		3,413,062

Stock Funds – 50.0%
3,042	Alerian MLP ETF	114,349
14,934	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,291,194
6,475	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	401,061
60,764	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,646,448
183	Health Care Select Sector SPDR Fund	23,783

		5,476,835

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,437,868)		$10,726,710

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Class R6
49,023	0.026%	$49,023
(Cost $49,023)

TOTAL INVESTMENTS – 98.4%
(Cost $9,486,891)		$10,775,733

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		178,669

NET ASSETS – 100.0%		$10,954,402

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	03/18/22	$306,675	$(25,655)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.3%
Bond Funds – 9.7%
2,318	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$110,850
5,116	Invesco Senior Loan ETF	111,375
653	iShares JP Morgan USD Emerging Markets Bond ETF	64,778
3,139	Vanguard Long-Term Corporate Bond ETF	304,797
5,776	Vanguard Short-Term Corporate Bond ETF	459,943

		1,051,743

Foreign Stock Funds – 34.6%
19,624	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	692,335
27,619	Goldman Sachs ActiveBeta International Equity ETF(a)	902,865
32,309	Goldman Sachs MarketBeta International Equity ETF(a)	1,701,941
2,628	iShares Global Infrastructure ETF	126,565
4,948	iShares MSCI EAFE Small-Cap ETF	329,586

		3,753,292

Stock Funds – 54.0%
3,004	Alerian MLP ETF	112,920
16,405	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,418,376
7,015	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	434,509
64,324	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,860,083
190	Health Care Select Sector SPDR Fund	24,693

		5,850,581

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,168,285) – 98.3%		$10,655,616

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		184,494

NET ASSETS – 100.0%		$10,840,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	03/18/22	$306,675	$(25,655)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.0%
Bond Funds – 6.8%
1,967	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$94,065
4,468	Invesco Senior Loan ETF	97,268
2,453	iShares JP Morgan USD Emerging Markets Bond ETF	243,338
2,038	Vanguard Long-Term Corporate Bond ETF	197,890

		632,561

Foreign Stock Funds – 35.4%
19,130	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	674,906
22,476	Goldman Sachs ActiveBeta International Equity ETF(a)	734,741
27,774	Goldman Sachs MarketBeta International Equity ETF(a)	1,463,051
2,135	iShares Global Infrastructure ETF	102,822
4,769	iShares MSCI EAFE Small-Cap ETF	317,663

		3,293,183

Stock Funds – 54.8%
2,581	Alerian MLP ETF	97,020
14,168	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,224,965
6,390	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	395,797
56,054	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,363,800
171	Health Care Select Sector SPDR Fund	22,223

		5,103,805

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,803,598)		$9,029,549

Shares	Dividend Rate	Value

Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund – Class R6
115,668	0.026%	$115,668
(Cost $115,668)

TOTAL INVESTMENTS – 98.2%
(Cost $7,919,266)		$9,145,217

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		168,454

NET ASSETS – 100.0%		$9,313,671

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/18/22	$204,450	$(17,103)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 96.8%
Bond Funds – 6.7%
2,021	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$96,647
4,571	Invesco Senior Loan ETF	99,511
2,516	iShares JP Morgan USD Emerging Markets Bond ETF	249,587
1,968	Vanguard Long-Term Corporate Bond ETF	191,093

		636,838

Foreign Stock Funds – 35.6%
19,902	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	702,142
23,825	Goldman Sachs ActiveBeta International Equity ETF(a)	778,839
28,424	Goldman Sachs MarketBeta International Equity ETF(a)	1,497,291
2,293	iShares Global Infrastructure ETF	110,431
4,557	iShares MSCI EAFE Small-Cap ETF	303,542

		3,392,245

Stock Funds – 54.5%
2,638	Alerian MLP ETF	99,162
13,744	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,188,306
7,090	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	439,155
57,263	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,436,353
181	Health Care Select Sector SPDR Fund	23,523

		5,186,499

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,935,447)		$9,215,582

Shares	Dividend Rate	Value

Investment Company(a) – 1.4%
Goldman Sachs Financial Square Government Fund – Class R6
129,677	0.026%	$129,677
(Cost $129,677)

TOTAL INVESTMENTS – 98.2%
(Cost $8,065,124)		$9,345,259

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		173,590

NET ASSETS – 100.0%		$9,518,849

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/18/22	$204,450	$(17,103)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 96.2%
Bond Funds – 6.7%
2,447	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$117,019
5,143	Invesco Senior Loan ETF	111,963
2,846	iShares JP Morgan USD Emerging Markets Bond ETF	282,323
2,227	Vanguard Long-Term Corporate Bond ETF	216,242

		727,547

Foreign Stock Funds – 35.2%
22,683	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	800,256
26,078	Goldman Sachs ActiveBeta International Equity ETF(a)	852,490
32,786	Goldman Sachs MarketBeta International Equity ETF(a)	1,727,068
2,783	iShares Global Infrastructure ETF	134,029
4,973	iShares MSCI EAFE Small-Cap ETF	331,252

		3,845,095

Stock Funds – 54.3%
3,029	Alerian MLP ETF	113,860
16,616	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,436,619
7,041	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	436,120
65,304	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,918,893
208	Health Care Select Sector SPDR Fund	27,032

		5,932,524

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,002,856)		$10,505,166

Shares	Dividend Rate	Value

Investment Company(a) – 2.0%
Goldman Sachs Financial Square Government Fund – Class R6
224,905	0.026%	$224,905
(Cost $224,905)

TOTAL INVESTMENTS – 98.2%
(Cost $9,227,761)		$10,730,071

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		191,928

NET ASSETS – 100.0%		$10,921,999

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS – At February 28, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	3	03/18/22	$306,675	$(25,655)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Target Date Retirement Portfolio		Target Date 2025 Portfolio	Target Date 2030 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $971,396, $1,296,541 and $984,260, respectively)	$944,007		$1,259,545	$966,757
Investments of affiliated issuers, at value (cost $7,065,065, $9,740,259 and $7,721,025, respectively)	7,499,203		10,270,080	8,186,794
Cash	162,407		212,638	183,193
Variation margin on futures contracts	579		824	551
Receivables:
Investments sold	171,303		234,019	185,634
Reimbursement from investment adviser	20,897		21,185	20,356
Collateral on futures contracts(a)	12,100		18,150	12,100
Dividends and interest	—		—	143
Portfolio shares sold	—		738	348
Other assets	38,494		42,703	42,427
Total assets	8,848,990		12,059,882	9,598,303

Liabilities:
Payables:
Investments purchased	172,129		235,129	186,459
Management fees	407		555	440
Portfolio shares redeemed	351		579	521
Distribution and Service fees and Transfer Agency fees	208		428	701
Accrued expenses	101,022		68,764	84,569
Total liabilities	274,117		305,455	272,690

Net Assets:
Paid-in capital	7,994,380		11,049,909	8,802,249
Total distributable earnings	580,493		704,518	523,364
NET ASSETS	$8,574,873		$11,754,427	$9,325,613
Net Assets:
Class A	$203,861		$368,551	$1,695,927
Institutional	14,222		7,806,142	17,691
Service	13,482		14,178	14,697
Investor	13,653		14,372	14,921
Class R6	8,316,373		3,537,217	7,523,628
Class R	13,282		13,967	58,749
Total Net Assets	$8,574,873		$11,754,427	$9,325,613
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	21,503		33,040	190,289
Institutional	1,493		700,139	1,969
Service	1,417		1,274	1,604
Investor	1,417		1,287	1,647
Class R6	872,112		316,739	837,326
Class R	1,400		1,257	6,593
Net asset value, offering and redemption price per share:(b)
Class A	$9.48		$11.15	$8.91
Institutional	9.53		11.15	8.99	(c)
Service	9.51		11.13	9.16
Investor	9.63	(c)	11.17	9.06
Class R6	9.54		11.17	8.99
Class R	9.49		11.11	8.91

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date Retirement, Target Date 2025 and Target Date 2030 Portfolios is $10.03, $11.80 and $9.43, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $1,252,735, $1,500,145 and $1,471,790, respectively)	$1,236,919	$1,546,267	$1,534,657
Investments of affiliated issuers, at value (cost $9,860,042, $7,986,746 and $7,696,495, respectively)	10,704,082	9,229,466	9,120,959
Cash	224,464	189,475	188,950
Variation margin on futures contracts	826	826	826
Receivables:
Investments sold	241,898	217,976	108,964
Portfolio shares sold	—	118	590
Reimbursement from investment adviser	21,057	20,264	21,128
Collateral on futures contracts(a)	18,150	18,150	18,150
Other assets	38,548	38,553	38,564
Total assets	12,485,944	11,261,095	11,032,788

Liabilities:
Payables:
Investments purchased	243,017	219,067	108,918
Portfolio shares redeemed	185	343	229
Management fees	556	669	656
Distribution and Service fees and Transfer Agency fees	442	289	414
Accrued expenses	82,295	86,325	82,461
Total liabilities	326,495	306,693	192,678

Net Assets:
Paid-in capital	11,219,482	9,159,318	8,769,079
Total distributable earnings	939,967	1,795,084	2,071,031
NET ASSETS	$12,159,449	$10,954,402	$10,840,110
Net Assets:
Class A	$386,637	$149,727	$331,930
Institutional	7,443,346	20,332	8,422,958
Service	15,520	16,337	16,622
Investor	15,728	16,539	16,894
Class R6	4,282,932	10,614,325	2,035,334
Class R	15,286	137,142	16,372
Total Net Assets	$12,159,449	$10,954,402	$10,840,110
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	33,370	15,856	26,934
Institutional	639,538	2,136	679,175
Service	1,337	1,721	1,343
Investor	1,350	1,719	1,363
Class R6	368,305	1,114,383	164,273
Class R	1,320	14,575	1,329
Net asset value, offering and redemption price per share:(b)
Class A	$11.59	$9.44	$12.32
Institutional	11.64	9.52	12.40
Service	11.61	9.49	12.38
Investor	11.65	9.62	12.39
Class R6	11.63	9.52	12.39
Class R	11.58	9.41	12.32

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2035, Target Date 2040 and Target Date 2045 Portfolios is $12.26, $9.99 and $13.04, respectively.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	Target Date 2050 Portfolio		Target Date 2055 Portfolio		Target Date 2060 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $1,043,471, $1,038,890 and $1,177,336, respectively)	$1,078,224		$1,076,849		$1,216,701
Investments of affiliated issuers, at value (cost $6,875,795, $7,026,234 and $8,050,425, respectively)	8,066,993		8,268,410		9,513,370
Cash	177,754		183,120		201,226
Variation margin on futures contracts	552		551		826
Receivables:
Investments sold	93,633		95,712		109,917
Portfolio shares sold	1,599		974		—
Reimbursement from investment adviser	21,016		21,172		20,905
Collateral on futures contracts(a)	12,100		12,100		18,150
Other assets	38,510		38,530		39,206
Total assets	9,490,381		9,697,418		11,120,301

Liabilities:
Payables:
Investments purchased	93,570		95,644		109,838
Portfolio shares redeemed	123		87		132
Management fees	526		527		610
Distribution and Service fees and Transfer Agency fees	405		401		219
Accrued expenses	82,086		81,910		87,503
Total liabilities	176,710		178,569		198,302

Net Assets:
Paid-in capital	7,573,154		7,545,660		8,736,227
Total distributable earnings	1,740,517		1,973,189		2,185,772
NET ASSETS	$9,313,671		$9,518,849		$10,921,999
Net Assets:
Class A	$804,233		$331,806		$126,215
Institutional	32,206		8,307,414		14,463
Service	16,758		16,938		14,295
Investor	16,983		22,340		14,389
Class R6	8,426,571		804,622		10,738,521
Class R	16,920		35,729		14,116
Total Net Assets	$9,313,671		$9,518,849		$10,921,999
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	74,576		27,751		9,743
Institutional	2,967		690,098		1,112
Service	1,548		1,411		1,100
Investor	1,559		1,846		1,107
Class R6	776,026		66,633		825,878
Class R	1,567		3,003		1,089
Net asset value, offering and redemption price per share:(b)
Class A	$10.78		$11.96		$12.95
Institutional	10.86	(c)	12.04		13.01
Service	10.83		12.01	(c)	13.00
Investor	10.90	(c)	12.10		13.00
Class R6	10.86		12.08		13.00
Class R	10.80		11.90		12.97	(c)

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios is $11.41, $12.66 and $13.70, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Target Date Retirement Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Investment income:

Dividends — unaffiliated issuers	$20,012	$23,662	$15,889

Dividends — affiliated issuers	66,152	83,219	61,026

Total investment income	86,164	106,881	76,915

Expenses:

Professional fees	38,912	38,656	38,660

Registration fees	37,638	37,675	37,574

Custody, accounting and administrative services	20,985	21,710	19,677

Trustee fees	15,973	15,978	15,968

Management fees	10,634	13,424	9,844

Printing and mailing costs	12,677	12,629	11,997

Transfer Agency fees(a)	1,566	2,309	2,332

Distribution and Service (12b-1) fees(a)	363	548	1,374

Other	2,905	2,907	2,874

Total expenses	141,653	145,836	140,300

Less — expense reductions	(136,467)	(139,016)	(133,659)

Net expenses	5,186	6,820	6,641

NET INVESTMENT INCOME	80,978	100,061	70,274

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	34,697	37,765	30,847

Investment — affiliated issuers	177,121	204,138	70,797

Futures contracts	(9,122)	(7,887)	(9,122)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(125,043)	(151,719)	(105,682)

Investments — affiliated issuers	(614,265)	(782,510)	(525,972)

Futures contracts	(12,782)	(18,357)	(12,782)

Net realized and unrealized loss	(549,394)	(718,570)	(551,938)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(468,416)	$(618,509)	$(481,640)

(a)	Class specific Distribution and/or Service (12 b-1) fees and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date Retirement	$294	$35	$34	$200	$4	$3	$137	$1,210	$12
Target Date 2025	476	36	36	323	1,614	4	19	336	13
Target Date 2030	1,217	38	119	827	4	4	527	929	41

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Investment income:

Dividends — unaffiliated issuers	$21,294	$19,325	$21,249

Dividends — affiliated issuers	85,257	85,159	86,331

Total investment income	106,551	104,484	107,580

Expenses:

Professional fees	38,660	38,660	38,660

Registration fees	37,639	37,670	37,680

Custody, accounting and administrative services	21,565	19,927	21,536

Trustee fees	15,974	15,979	15,980

Management fees	13,529	13,304	13,596

Printing and mailing costs	12,474	11,879	12,712

Transfer Agency fees(a)	2,323	1,840	2,472

Distribution and Service (12b-1) fees(a)	573	369	522

Other	2,899	2,912	2,915

Total expenses	145,636	142,540	146,073

Less — expense reductions	(139,129)	(136,584)	(139,396)

Net expenses	6,507	5,956	6,677

NET INVESTMENT INCOME	100,044	98,528	100,903

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	50,882	(6,706)	(15,158)

Investment — affiliated issuers	122,728	583,656	645,208

Futures contracts	(7,724)	(23,354)	(23,197)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(145,611)	(100,837)	(96,069)

Investments — affiliated issuers	(782,033)	(1,198,610)	(1,260,618)

Futures contracts	(18,357)	(18,357)	(18,357)

Net realized and unrealized loss	(780,115)	(764,208)	(768,191)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(680,071)	$(665,680)	$(667,288)

(a)	Class specific Distribution and/or Service (12 b-1) fees and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2035	$493	$40	$40	$335	$1,541	$4	$31	$398	$14
Target Date 2040	192	43	134	131	4	4	118	1,538	45
Target Date 2045	436	43	43	296	1,786	4	135	236	15

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio
Investment income:

Dividends — unaffiliated issuers	$18,428	$19,379	$21,448

Dividends — affiliated issuers	73,954	79,463	90,198

Total investment income	92,382	98,842	111,646

Expenses:

Professional fees	38,665	38,660	38,660

Registration fees	37,656	37,664	39,302

Custody, accounting and administrative services	21,412	21,643	19,538

Trustee fees	15,974	15,978	15,982

Management fees	11,607	12,284	14,004

Printing and mailing costs	12,694	12,608	12,825

Transfer Agency fees(a)	2,021	2,282	1,783

Distribution and Service (12b-1) fees(a)	1,054	551	215

Other	2,899	2,911	2,927

Total expenses	143,982	144,581	145,236

Less — expense reductions	(137,748)	(138,528)	(140,046)

Net expenses	6,234	6,053	5,190

NET INVESTMENT INCOME	86,148	92,789	106,456

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,381)	(254)	(6,139)

Investment — affiliated issuers	560,177	734,740	743,473

Futures contracts	(24,838)	(24,838)	(28,970)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(108,431)	(111,944)	(121,128)

Investments — affiliated issuers	(1,099,250)	(1,287,293)	(1,376,457)

Futures contracts	(9,805)	(9,805)	(16,624)

Net realized and unrealized loss	(683,528)	(699,394)	(805,845)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(597,380)	$(606,605)	$(699,389)

(a)	Class specific Distribution and/or Service (12 b-1) fees and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2050	$966	$44	$44	$657	$7	$4	$87	$1,251	$15
Target Date 2055	416	44	91	283	1,736	4	139	89	31
Target Date 2060	142	36	37	96	4	4	13	1,654	12

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date Retirement Portfolio		Target Date 2025 Portfolio
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$80,978	$131,650	$100,061	$144,620

Net realized gain	202,696	505,482	234,016	556,594

Net change in unrealized gain (loss)	(752,090)	297,164	(952,586)	474,632

Net increase (decrease) in net assets resulting from operations	(468,416)	934,296	(618,509)	1,175,846

Distributions to shareholders:

From distributable earnings:

Class A Shares	(15,296)	(9,054)	(21,168)	(9,622)

Institutional Shares	(970)	(689)	(483,914)	(224,799)

Service Shares	(930)	(636)	(879)	(369)

Investor Shares	(738)	(23,535)	(838)	(1,014)

Class R6 Shares	(564,092)	(364,705)	(197,714)	(10,342)

Class R Shares	(839)	(597)	(783)	(330)

Total distributions to shareholders	(582,865)	(399,216)	(705,296)	(246,476)

From share transactions:

Proceeds from sales of shares	1,058,566	184,568	2,666,226	1,247,883

Reinvestment of distributions	582,865	399,216	705,294	246,476

Cost of shares redeemed	(378,967)	(270,955)	(80,742)	(679,306)

Net increase in net assets resulting from share transactions	1,262,464	312,829	3,290,778	815,053

TOTAL INCREASE	211,183	847,909	1,966,973	1,744,423

Net assets:

Beginning of period	8,363,690	7,515,781	9,787,454	8,043,031

End of period	$8,574,873	$8,363,690	$11,754,427	$9,787,454

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2030 Portfolio		Target Date 2035 Portfolio
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$70,274	$89,794	$100,044	$122,950

Net realized gain	92,522	352,833	165,886	597,402

Net change in unrealized gain (loss)	(644,436)	452,565	(946,001)	771,696

Net increase (decrease) in net assets resulting from operations	(481,640)	895,192	(680,071)	1,492,048

Distributions to shareholders:

From distributable earnings:

Class A Shares	(48,700)	(7,570)	(20,031)	(6,574)

Institutional Shares	(1,008)	(335)	(420,014)	(181,488)

Service Shares	(820)	(232)	(880)	(341)

Investor Shares	(5,505)	(19,849)	(1,101)	(1,091)

Class R6 Shares	(401,397)	(77,086)	(286,746)	(5,236)

Class R Shares	(2,212)	(199)	(777)	(301)

Total distributions to shareholders	(459,642)	(105,271)	(729,549)	(195,031)

From share transactions:

Proceeds from sales of shares	4,295,490	1,302,874	5,288,227	345,004

Reinvestment of distributions	459,642	105,271	729,549	195,031

Cost of shares redeemed	(1,248,354)	(316,760)	(1,071,841)	(350,938)

Net increase in net assets resulting from share transactions	3,506,778	1,091,385	4,945,935	189,097

TOTAL INCREASE	2,565,496	1,881,306	3,536,315	1,486,114

Net assets:

Beginning of period	6,760,117	4,878,811	8,623,134	7,137,020

End of period	$9,325,613	$6,760,117	$12,159,449	$8,623,134

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2040 Portfolio		Target Date 2045 Portfolio
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$98,528	$137,891	$100,903	$140,303

Net realized gain	553,596	367,538	606,853	324,879

Net change in unrealized gain (loss)	(1,317,804)	1,526,548	(1,375,044)	1,783,198

Net increase (decrease) in net assets resulting from operations	(665,680)	2,031,977	(667,288)	2,248,380

Distributions to shareholders:

From distributable earnings:

Class A Shares	(7,084)	(2,889)	(12,436)	(2,859)

Institutional Shares	(972)	(476)	(343,035)	(110,549)

Service Shares	(822)	(410)	(678)	(177)

Investor Shares	(606)	(7,443)	(5,107)	(2,751)

Class R6 Shares	(514,267)	(239,849)	(80,565)	(7,653)

Class R Shares	(1,041)	(370)	(570)	(137)

Total distributions to shareholders	(524,792)	(251,437)	(442,391)	(124,126)

From share transactions:

Proceeds from sales of shares	1,683,150	712,073	1,178,770	695,875

Reinvestment of distributions	524,792	251,437	442,391	124,126

Cost of shares redeemed	(307,540)	(254,843)	(320,056)	(51,663)

Net increase in net assets resulting from share transactions	1,900,402	708,667	1,301,105	768,338

TOTAL INCREASE	709,930	2,489,207	191,426	2,892,592

Net assets:

Beginning of period	10,244,472	7,755,265	10,648,684	7,756,092

End of period	$10,954,402	$10,244,472	$10,840,110	$10,648,684

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio		Target Date 2055 Portfolio
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$86,148	$120,609	$92,789	$131,778

Net realized gain	533,958	368,356	709,648	334,674

Net change in unrealized gain (loss)	(1,217,486)	1,469,646	(1,409,042)	1,663,910

Net increase (decrease) in net assets resulting from operations	(597,380)	1,958,611	(606,605)	2,130,362

Distributions to shareholders:

From distributable earnings:

Class A Shares	(38,016)	(17,348)	(11,093)	(2,807)

Institutional Shares	(1,597)	(774)	(314,474)	(107,111)

Service Shares	(860)	(443)	(643)	(176)

Investor Shares	(1,481)	(4,823)	(1,335)	(4,016)

Class R6 Shares	(427,100)	(216,665)	(29,740)	(1,147)

Class R Shares	(759)	(402)	(1,134)	(322)

Total distributions to shareholders	(469,813)	(240,455)	(358,419)	(115,579)

From share transactions:

Proceeds from sales of shares	1,248,593	468,368	617,473	510,564

Reinvestment of distributions	469,813	240,455	358,419	115,579

Cost of shares redeemed	(278,167)	(568,840)	(484,141)	(105,612)

Net increase in net assets resulting from share transactions	1,440,239	139,983	491,751	520,531

TOTAL INCREASE (DECREASE)	373,046	1,858,139	(473,273)	2,535,314

Net assets:

Beginning of period	8,940,625	7,082,486	9,992,122	7,456,808

End of period	$9,313,671	$8,940,625	$9,518,849	$9,992,122

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

	Target Date 2060 Portfolio
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$106,456	$153,943

Net realized gain	708,364	418,830

Net change in unrealized gain (loss)	(1,514,209)	1,844,550

Net increase (decrease) in net assets resulting from operations	(699,389)	2,417,323

Distributions to shareholders:

From distributable earnings:

Class A Shares	(5,322)	(980)

Institutional Shares	(732)	(262)

Service Shares	(724)	(223)

Investor Shares	(712)	(246)

Class R6 Shares	(542,975)	(187,286)

Class R Shares	(631)	(188)

Total distributions to shareholders	(551,096)	(189,185)

From share transactions:

Proceeds from sales of shares	443,362	334,514

Reinvestment of distributions	551,096	189,185

Cost of shares redeemed	(17,838)	(162,682)

Net increase in net assets resulting from share transactions	976,620	361,017

TOTAL INCREASE (DECREASE)	(273,865)	2,589,155

Net assets:

Beginning of period	11,195,864	8,606,709

End of period	$10,921,999	$11,195,864

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.69		$10.02	$9.49	$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.08		0.13	0.16	0.21	0.14	0.10		0.02

Net realized and unrealized gain (loss)	(0.63)		1.05	0.70	0.48	0.14	0.47		(0.17)

Total from investment operations	(0.55)		1.18	0.86	0.69	0.28	0.57		(0.15)

Distributions to shareholders from net investment income	(0.11)		(0.16)	(0.18)	(0.21)	(0.16)	(0.16)		—

Distributions to shareholders from net realized gains	(0.55)		(0.35)	(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.66)		(0.51)	(0.33)	(0.58)	(0.83)	(0.54)		—

Net asset value, end of period	$9.48		$10.69	$10.02	$9.49	$9.38	$9.93		$9.90

Total return(c)	(5.46)%		12.12%	9.25%	8.09%	2.89%	6.06%		(1.49)%

Net assets, end of period (in 000s)	$204		$228	$160	$66	$57	$16		$10

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.52%	0.53%	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	3.70	%(e)	3.73%	3.98%	4.95%	1.31%	1.26	%(e)	3.01	%(e)

Ratio of net investment income to average net assets	1.54	%(e)	1.28%	1.67%	2.36%	1.45%	1.21	%(e)	0.94	%(e)

Portfolio turnover rate(f)	24%		44%	45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.75		$10.06	$9.55	$9.42	$9.96	$9.91		$10.05

Net investment income(b)	0.10		0.17	0.20	0.24	0.18	0.13		0.03

Net realized and unrealized gain (loss)	(0.63)		1.05	0.69	0.50	0.14	0.48		(0.17)

Total from investment operations	(0.53)		1.22	0.89	0.74	0.32	0.61		(0.14)

Distributions to shareholders from net investment income	(0.14)		(0.18)	(0.23)	(0.24)	(0.19)	(0.18)		—

Distributions to shareholders from net realized gains	(0.55)		(0.35)	(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.69)		(0.53)	(0.38)	(0.61)	(0.86)	(0.56)		—

Net asset value, end of period	$9.53		$10.75	$10.06	$9.55	$9.42	$9.96		$9.91

Total return(c)	(5.24)%		12.53%	9.57%	8.58%	3.33%	6.42%		(1.39)%

Net assets, end of period (in 000s)	$14		$15	$13	$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.14	%(e)	0.13%	0.15%	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.33	%(e)	3.36%	3.73%	4.73%	0.81%	0.96	%(e)	2.61	%(e)

Ratio of net investment income to average net assets	1.89	%(e)	1.67%	2.15%	2.69%	1.93%	1.66	%(e)	1.34	%(e)

Portfolio turnover rate(f)	24%		44%	45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.74		$10.02	$9.51	$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.10		0.17	0.16	0.20	0.14	0.09		0.02

Net realized and unrealized gain (loss)	(0.64)		1.05	0.69	0.49	0.12	0.48		(0.17)

Total from investment operations	(0.54)		1.22	0.85	0.69	0.26	0.57		(0.15)

Distributions to shareholders from net investment income	(0.14)		(0.15)	(0.19)	(0.19)	(0.14)	(0.16)		—

Distributions to shareholders from net realized gains	(0.55)		(0.35)	(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.69)		(0.50)	(0.34)	(0.56)	(0.81)	(0.54)		—

Net asset value, end of period	$9.51		$10.74	$10.02	$9.51	$9.38	$9.93		$9.90

Total return(c)	(5.33)%		12.55%	9.09%	8.04%	2.73%	6.02%		(1.49)%

Net assets, end of period (in 000s)	$13		$14	$13	$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.13%	0.65%	0.69%	0.80%	0.82	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	3.82	%(e)	3.86%	4.24%	5.23%	1.31%	1.46	%(e)	3.11	%(e)

Ratio of net investment income to average net assets	1.91	%(e)	1.68%	1.65%	2.19%	1.43%	1.16	%(e)	0.84	%(e)

Portfolio turnover rate(f)	24%		44%	45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.73		$10.04	$9.53	$9.40	$9.95	$9.91		$10.05

Net investment income(b)	0.09		0.16	0.20	0.23	0.17	0.09		0.02

Net realized and unrealized gain (loss)	(0.64)		1.04	0.68	0.49	0.13	0.50		(0.16)

Total from investment operations	(0.55)		1.20	0.88	0.72	0.30	0.59		(0.14)

Distributions to shareholders from net investment income	—		(0.16)	(0.22)	(0.22)	(0.18)	(0.17)		—

Distributions to shareholders from net realized gains	(0.55)		(0.35)	(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.55)		(0.51)	(0.37)	(0.59)	(0.85)	(0.55)		—

Net asset value, end of period	$9.63		$10.73	$10.04	$9.53	$9.40	$9.95		$9.91

Total return(c)	(5.40)%		12.38%	9.46%	8.44%	3.19%	6.26%		(1.39)%

Net assets, end of period (in 000s)	$14		$327	$505	$1,180	$894	$323		$10

Ratio of net expenses to average net assets(d)	0.26	%(e)	0.27%	0.28%	0.32%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	3.39	%(e)	3.58%	3.97%	4.95%	0.97%	1.07	%(e)	2.75	%(e)

Ratio of net investment income to average net assets	1.76	%(e)	1.61%	2.12%	2.53%	1.78%	1.08	%(e)	1.19	%(e)

Portfolio turnover rate(f)	24%		44%	45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Year Ended October 31, 2016
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.76		$10.07	$9.55	$9.42	$9.96	$9.91		$10.07

Net investment income(a)	0.10		0.17	0.21	0.22	0.19	0.14		0.18

Net realized and unrealized gain (loss)	(0.62)		1.05	0.69	0.52	0.13	0.47		0.16

Total from investment operations	(0.52)		1.22	0.90	0.74	0.32	0.61		0.34

Distributions to shareholders from net investment income	(0.15)		(0.18)	(0.23)	(0.24)	(0.19)	(0.18)		(0.17)

Distributions to shareholders from net realized gains	(0.55)		(0.35)	(0.15)	(0.37)	(0.67)	(0.38)		(0.33)

Total distributions	(0.70)		(0.53)	(0.38)	(0.61)	(0.86)	(0.56)		(0.50)

Net asset value, end of period	$9.54		$10.76	$10.07	$9.55	$9.42	$9.96		$9.91

Total return(b)	(5.21)%		12.54%	9.69%	8.58%	3.33%	6.42%		3.65%

Net assets, end of period (in 000s)	$8,316		$7,766	$6,812	$6,176	$44,900	$47,589		$53,671

Ratio of net expenses to average net assets(c)	0.11	%(d)	0.12%	0.13%	0.24%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	3.32	%(d)	3.36%	3.73%	2.46%	0.80%	0.94	%(d)	0.76%

Ratio of net investment income to average net assets	1.92	%(d)	1.69%	2.17%	2.44%	1.95%	1.69	%(d)	1.79%

Portfolio turnover rate(e)	24%		44%	45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date Retirement Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLI0

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.68		$10.00	$9.49	$9.37	$9.92	$9.90		$10.05

Net investment income(b)	0.07		0.11	0.14	0.19	0.12	0.08		0.01

Net realized and unrealized gain (loss)	(0.63)		1.04	0.70	0.48	0.13	0.47		(0.16)

Total from investment operations	(0.56)		1.15	0.84	0.67	0.25	0.55		(0.15)

Distributions to shareholders from net investment income	(0.08)		(0.12)	(0.18)	(0.18)	(0.13)	(0.15)		—

Distributions to shareholders from net realized gains	(0.55)		(0.35)	(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.63)		(0.47)	(0.33)	(0.55)	(0.80)	(0.53)		—

Net asset value, end of period	$9.49		$10.68	$10.00	$9.49	$9.37	$9.92		$9.90

Total return(c)	(5.54)%		11.85%	8.97%	7.82%	2.61%	5.86%		(1.49)%

Net assets, end of period (in 000s)	$13		$14	$13	$12	$12	$10		$10

Ratio of net expenses to average net assets(d)	0.75	%(e)	0.76%	0.78%	0.83%	0.94%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	3.94	%(e)	3.99%	4.36%	5.27%	1.45%	1.61	%(e)	3.25	%(e)

Ratio of net investment income to average net assets	1.29	%(e)	1.05%	1.52%	2.10%	1.29%	1.01	%(e)	0.69	%(e)

Portfolio turnover rate(f)	24%		44%	45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.49		$11.27	$10.81	$10.93	$10.61	$9.82		$10.00

Net investment income(b)	0.09		0.15	0.19	0.22	0.15	0.12		0.02

Net realized and unrealized gain (loss)	(0.75)		1.39	0.85	0.38	0.42	0.75		(0.20)

Total from investment operations	(0.66)		1.54	1.04	0.60	0.57	0.87		(0.18)

Distributions to shareholders from net investment income	(0.12)		(0.18)	(0.20)	(0.29)	(0.12)	(0.08)		—

Distributions to shareholders from net realized gains	(0.56)		(0.14)	(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.68)		(0.32)	(0.58)	(0.72)	(0.25)	(0.08)		—

Net asset value, end of period	$11.15		$12.49	$11.27	$10.81	$10.93	$10.61		$9.82

Total return(c)	(5.58)%		13.87%	9.89%	6.35%	5.42%	8.77%		(1.70)%

Net assets, end of period (in 000s)	$369		$392	$255	$411	$152	$75		$10

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.50%	0.51%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	3.09	%(e)	3.36%	4.03%	5.29%	2.54%	4.54	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.53	%(e)	1.25%	1.80%	2.08%	1.42%	1.39	%(e)	1.01	%(e)

Portfolio turnover rate(f)	24%		40%	41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.50		$11.27	$10.82	$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.11		0.20	0.23	0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	(0.73)		1.38	0.85	0.38	0.40	0.76		(0.20)

Total from investment operations	(0.62)		1.58	1.08	0.64	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.17)		(0.21)	(0.25)	(0.32)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.56)		(0.14)	(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.73)		(0.35)	(0.63)	(0.75)	(0.32)	(0.08)		—

Net asset value, end of period	$11.15		$12.50	$11.27	$10.82	$10.93	$10.65		$9.83

Total return(c)	(5.31)%		14.26%	10.34%	6.78%	5.70%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$7,806		$8,246	$7,217	$6,540	$10,655	$10,687		$9,783

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.12%	0.13%	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	2.71	%(e)	3.01%	3.65%	4.31%	2.18%	3.92	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.66%	2.15%	2.52%	1.90%	1.69	%(e)	1.42	%(e)

Portfolio turnover rate(f)	24%		40%	41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.48		$11.22	$10.78	$10.90	$10.62	$9.82		$10.00

Net investment income(b)	0.11		0.19	0.18	0.22	0.15	0.10		0.02

Net realized and unrealized gain (loss)	(0.74)		1.38	0.84	0.36	0.40	0.76		(0.20)

Total from investment operations	(0.63)		1.57	1.02	0.58	0.55	0.86		(0.18)

Distributions to shareholders from net investment income	(0.16)		(0.17)	(0.20)	(0.27)	(0.14)	(0.06)		—

Distributions to shareholders from net realized gains	(0.56)		(0.14)	(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.72)		(0.31)	(0.58)	(0.70)	(0.27)	(0.06)		—

Net asset value, end of period	$11.13		$12.48	$11.22	$10.78	$10.90	$10.62		$9.82

Total return(c)	(5.32)%		14.26%	9.77%	6.19%	5.22%	8.83%		(1.80)%

Net assets, end of period (in 000s)	$14		$15	$13	$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.13%	0.63%	0.66%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	3.22	%(e)	3.51%	4.14%	5.09%	2.65%	4.40	%(e)	4.32	%(e)

Ratio of net investment income to average net assets	1.88	%(e)	1.65%	1.65%	2.08%	1.40%	1.20	%(e)	0.91	%(e)

Portfolio turnover rate(f)	24%		40%	41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.49		$11.24	$10.79	$10.91	$10.64	$9.83		$10.00

Net investment income(b)	0.12		0.18	0.26	0.25	0.19	0.12		0.02

Net realized and unrealized gain (loss)	(0.76)		1.38	0.81	0.37	0.40	0.76		(0.19)

Total from investment operations	(0.64)		1.56	1.07	0.62	0.59	0.88		(0.17)

Distributions to shareholders from net investment income	(0.12)		(0.17)	(0.24)	(0.31)	(0.19)	(0.07)		—

Distributions to shareholders from net realized gains	(0.56)		(0.14)	(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.68)		(0.31)	(0.62)	(0.74)	(0.32)	(0.07)		—

Net asset value, end of period	$11.17		$12.49	$11.24	$10.79	$10.91	$10.64		$9.83

Total return(c)	(5.40)%		14.11%	10.24%	6.59%	5.59%	9.06%		(1.70)%

Net assets, end of period (in 000s)	$14		$40	$37	$585	$373	$35		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.25%	0.26%	0.30%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	2.86	%(e)	3.14%	4.07%	4.81%	2.30%	5.20	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	1.98	%(e)	1.53%	2.35%	2.40%	1.74%	1.37	%(e)	1.27	%(e)

Portfolio turnover rate(f)	24%		40%	41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.53		$11.30	$10.82	$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.11		0.19	0.21	0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	(0.74)		1.39	0.88	0.39	0.40	0.76		(0.20)

Total from investment operations	(0.63)		1.58	1.09	0.65	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.17)		(0.21)	(0.23)	(0.33)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.56)		(0.14)	(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.73)		(0.35)	(0.61)	(0.76)	(0.32)	(0.08)		—

Net asset value, end of period	$11.17		$12.53	$11.30	$10.82	$10.93	$10.65		$9.83

Total return(c)	(5.35)%		14.24%	10.35%	6.84%	5.73%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$3,537		$1,079	$509	$279	$213	$11		$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.10%	0.11%	0.14%	0.28%	0.31	%(e)	0.33	%(e)

Ratio of total expenses to average net assets(d)	2.65	%(e)	2.83%	3.43%	4.57%	2.14%	3.95	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	1.80	%(e)	1.56%	1.97%	2.54%	1.85%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	24%		40%	41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.42		$11.21	$10.77	$10.88	$10.61	$9.82		$10.00

Net investment income(b)	0.08		0.12	0.16	0.20	0.14	0.09		0.01

Net realized and unrealized gain (loss)	(0.74)		1.37	0.85	0.38	0.38	0.76		(0.19)

Total from investment operations	(0.66)		1.49	1.01	0.58	0.52	0.85		(0.18)

Distributions to shareholders from net investment income	(0.11)		(0.14)	(0.19)	(0.26)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.56)		(0.14)	(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.65)		(0.28)	(0.57)	(0.69)	(0.25)	(0.06)		—

Net asset value, end of period	$11.11		$12.42	$11.21	$10.77	$10.88	$10.61		$9.82

Total return(c)	(5.58)%		13.51%	9.63%	6.11%	4.98%	8.67%		(1.80)%

Net assets, end of period (in 000s)	$14		$15	$13	$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.75	%(e)	0.75%	0.75%	0.81%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	3.34	%(e)	3.64%	4.26%	5.13%	2.80%	4.54	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.27	%(e)	1.03%	1.53%	1.94%	1.26%	1.06	%(e)	0.77	%(e)

Portfolio turnover rate(f)	24%		40%	41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.98		$8.74	$9.52	$9.68	$10.22	$9.74		$9.93

Net investment income(b)	0.06		0.11	0.14	0.16	0.13	0.08		0.02

Net realized and unrealized gain (loss)	(0.62)		1.29	0.72	0.28	0.54	0.90		(0.21)

Total from investment operations	(0.56)		1.40	0.86	0.44	0.67	0.98		(0.19)

Distributions to shareholders from net investment income	(0.10)		(0.13)	(0.18)	(0.16)	(0.14)	(0.18)		—

Distributions to shareholders from net realized gains	(0.41)		(0.03)	(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.51)		(0.16)	(1.64)	(0.60)	(1.21)	(0.50)		—

Net asset value, end of period	$8.91		$9.98	$8.74	$9.52	$9.68	$10.22		$9.74

Total return(c)	(5.88)%		16.21%	10.04%	5.09%	6.93%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$1,696		$603	$276	$204	$362	$205		$10

Ratio of net expenses to average net assets(d)	0.50	%(e)	0.51%	0.51%	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	3.84	%(e)	4.62%	5.78%	5.37%	0.86%	0.99	%(e)	2.33	%(e)

Ratio of net investment income to average net assets	1.23	%(e)	1.19%	1.71%	1.74%	1.34%	0.99	%(e)	1.01	%(e)

Portfolio turnover rate(f)	37%		32%	34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.06		$8.80	$9.56	$9.72	$10.26	$9.75		$9.93

Net investment income(b)	0.09		0.15	0.18	0.23	0.18	0.14		0.03

Net realized and unrealized gain (loss)	(0.62)		1.29	0.73	0.24	0.52	0.88		(0.21)

Total from investment operations	(0.53)		1.44	0.91	0.47	0.70	1.02		(0.18)

Distributions to shareholders from net investment income	(0.13)		(0.15)	(0.21)	(0.19)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.41)		(0.03)	(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.54)		(0.18)	(1.67)	(0.63)	(1.24)	(0.51)		—

Net asset value, end of period	$8.99		$10.06	$8.80	$9.56	$9.72	$10.26		$9.75

Total return(c)	(5.62)%		16.59%	10.55%	5.52%	7.29%	10.87%		(1.81)%

Net assets, end of period (in 000s)	$18		$19	$16	$15	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.14%	0.13%	0.17%	0.31%	0.31	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.56	%(e)	4.38%	5.42%	6.22%	0.49%	0.75	%(e)	1.93	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.61%	2.13%	2.45%	1.84%	1.69	%(e)	1.41	%(e)

Portfolio turnover rate(f)	37%		32%	34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.24		$8.93	$9.52	$9.68	$10.23	$9.74		$9.93

Net investment income(b)	0.09		0.15	0.14	0.21	0.13	0.10		0.02

Net realized and unrealized gain (loss)	(0.64)		1.31	0.73	0.22	0.52	0.88		(0.21)

Total from investment operations	(0.55)		1.46	0.87	0.43	0.65	0.98		(0.19)

Distributions to shareholders from net investment income	(0.12)		(0.12)	—	(0.15)	(0.13)	(0.17)		—

Distributions to shareholders from net realized gains	(0.41)		(0.03)	(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.53)		(0.15)	(1.46)	(0.59)	(1.20)	(0.49)		—

Net asset value, end of period	$9.16		$10.24	$8.93	$9.52	$9.68	$10.23		$9.74

Total return(c)	(5.63)%		16.56%	10.01%	5.01%	6.71%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$15		$16	$13	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.14%	0.64%	0.63%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	4.06	%(e)	4.88%	5.92%	8.75%	0.99%	1.26	%(e)	2.43	%(e)

Ratio of net investment income to average net assets	1.89	%(e)	1.60%	1.62%	2.31%	1.34%	1.19	%(e)	0.92	%(e)

Portfolio turnover rate(f)	37%		32%	34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.02		$8.76	$9.53	$9.69	$10.25	$9.75		$9.93

Net investment income(b)	0.09		0.14	0.18	0.21	0.16	0.11		0.02

Net realized and unrealized gain (loss)	(0.64)		1.29	0.71	0.25	0.52	0.90		(0.20)

Total from investment operations	(0.55)		1.43	0.89	0.46	0.68	1.01		(0.18)

Distributions to shareholders from net investment income	—	(c)	(0.14)	(0.20)	(0.18)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.41)		(0.03)	(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.41)		(0.17)	(1.66)	(0.62)	(1.24)	(0.51)		—

Net asset value, end of period	$9.06		$10.02	$8.76	$9.53	$9.69	$10.25		$9.75

Total return(d)	(5.71)%		16.51%	10.34%	5.35%	7.06%	10.71%		(1.81)%

Net assets, end of period (in 000s)	$15		$1,197	$1,034	$1,554	$1,330	$625		$10

Ratio of net expenses to average net assets(e)	0.25	%(f)	0.26%	0.26%	0.31%	0.45%	0.46	%(f)	0.48	%(f)

Ratio of total expenses to average net assets(e)	3.95	%(f)	4.50%	5.60%	6.23%	0.64%	0.82	%(f)	2.08	%(f)

Ratio of net investment income to average net assets	1.84	%(f)	1.49%	2.09%	2.33%	1.69%	1.30	%(f)	1.27	%(f)

Portfolio turnover rate(g)	37%		32%	34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.06		$8.80	$9.56	$9.72	$10.26	$9.75		$9.97

Net investment income(a)	0.09		0.15	0.19	0.19	0.18	0.14		0.19

Net realized and unrealized gain (loss)	(0.62)		1.29	0.72	0.28	0.52	0.88		0.11

Total from investment operations	(0.53)		1.44	0.91	0.47	0.70	1.02		0.30

Distributions to shareholders from net investment income	(0.13)		(0.15)	(0.21)	(0.19)	(0.17)	(0.19)		(0.17)

Distributions to shareholders from net realized gains	(0.41)		(0.03)	(1.46)	(0.44)	(1.07)	(0.32)		(0.35)

Total distributions	(0.54)		(0.18)	(1.67)	(0.63)	(1.24)	(0.51)		(0.52)

Net asset value, end of period	$8.99		$10.06	$8.80	$9.56	$9.72	$10.26		$9.75

Total return(b)	(5.60)%		16.61%	10.57%	5.53%	7.30%	10.88%		3.23%

Net assets, end of period (in 000s)	$7,524		$4,882	$3,526	$3,828	$74,952	$75,061		$74,224

Ratio of net expenses to average net assets(c)	0.11	%(d)	0.11%	0.11%	0.27%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	3.47	%(d)	4.31%	5.43%	1.70%	0.50%	0.76	%(d)	0.62%

Ratio of net investment income to average net assets	1.87	%(d)	1.62%	2.18%	1.98%	1.86%	1.72	%(d)	1.91%

Portfolio turnover rate(e)	37%		32%	34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.97		$8.72	$9.49	$9.66	$10.22	$9.74		$9.93

Net investment income(b)	0.05		0.09	0.13	0.19	0.12	0.09		0.02

Net realized and unrealized gain (loss)	(0.62)		1.29	0.71	0.22	0.51	0.88		(0.21)

Total from investment operations	(0.57)		1.38	0.84	0.41	0.63	0.97		(0.19)

Distributions to shareholders from net investment income	(0.08)		(0.10)	(0.15)	(0.14)	(0.12)	(0.17)		—

Distributions to shareholders from net realized gains	(0.41)		(0.03)	(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.49)		(0.13)	(1.61)	(0.58)	(1.19)	(0.49)		—

Net asset value, end of period	$8.91		$9.97	$8.72	$9.49	$9.66	$10.22		$9.74

Total return(c)	(5.97)%		15.97%	9.85%	4.75%	6.59%	10.30%		(1.91)%

Net assets, end of period (in 000s)	$59		$43	$13	$12	$30	$23		$10

Ratio of net expenses to average net assets(d)	0.75	%(e)	0.76%	0.77%	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	4.14	%(e)	4.58%	6.05%	5.77%	1.14%	1.28	%(e)	2.57	%(e)

Ratio of net investment income to average net assets	1.07	%(e)	0.96%	1.49%	2.04%	1.19%	1.04	%(e)	0.77	%(e)

Portfolio turnover rate(f)	37%		32%	34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.96		$10.99	$10.81	$11.34	$10.85	$9.81		$10.00

Net investment income(b)	0.09		0.14	0.18	0.21	0.17	0.10		0.02

Net realized and unrealized gain (loss)	(0.81)		2.10	0.97	0.21	0.63	1.01		(0.21)

Total from investment operations	(0.72)		2.24	1.15	0.42	0.80	1.11		(0.19)

Distributions to shareholders from net investment income	(0.10)		(0.16)	(0.22)	(0.30)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.55)		(0.11)	(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.65)		(0.27)	(0.97)	(0.95)	(0.31)	(0.07)		—

Net asset value, end of period	$11.59		$12.96	$10.99	$10.81	$11.34	$10.85		$9.81

Total return(c)	(5.89)%		20.68%	11.13%	4.70%	7.54%	11.39%		(1.90)%

Net assets, end of period (in 000s)	$387		$420	$277	$285	$107	$29		$10

Ratio of net expenses to average net assets(d)	0.50	%(e)	0.50%	0.49%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	3.15	%(e)	3.69%	4.35%	5.27%	2.31%	4.28	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.50	%(e)	1.20%	1.74%	2.00%	1.57%	1.11	%(e)	1.03	%(e)

Portfolio turnover rate(f)	40%		35%	27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.04		$11.05	$10.87	$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.12		0.19	0.22	0.25	0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.83)		2.11	0.97	0.21	0.65	1.00		(0.22)

Total from investment operations	(0.71)		2.30	1.19	0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.14)		(0.20)	(0.26)	(0.31)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.55)		(0.11)	(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.69)		(0.31)	(1.01)	(0.96)	(0.36)	(0.09)		—

Net asset value, end of period	$11.64		$13.04	$11.05	$10.87	$11.37	$10.87		$9.81

Total return(c)	(5.77)%		21.15%	11.44%	5.13%	8.02%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$7,443		$7,846	$6,474	$5,811	$11,139	$10,911		$9,765

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.12%	0.11%	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	2.77	%(e)	3.36%	3.97%	4.21%	2.05%	3.86	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.89	%(e)	1.60%	2.12%	2.32%	1.85%	1.69	%(e)	1.44	%(e)

Portfolio turnover rate(f)	40%		35%	27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.00		$10.99	$10.82	$11.33	$10.84	$9.80		$10.00

Net investment income(b)	0.12		0.19	0.17	0.20	0.15	0.10		0.02

Net realized and unrealized gain (loss)	(0.82)		2.09	0.96	0.21	0.64	1.01		(0.22)

Total from investment operations	(0.70)		2.28	1.13	0.41	0.79	1.11		(0.20)

Distributions to shareholders from net investment income	(0.14)		(0.16)	(0.21)	(0.27)	(0.13)	(0.07)		—

Distributions to shareholders from net realized gains	(0.55)		(0.11)	(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.69)		(0.27)	(0.96)	(0.92)	(0.30)	(0.07)		—

Net asset value, end of period	$11.61		$13.00	$10.99	$10.82	$11.33	$10.84		$9.80

Total return(c)	(5.71)%		21.10%	10.89%	4.55%	7.44%	11.36%		(2.00)%

Net assets, end of period (in 000s)	$16		$16	$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.12%	0.61%	0.65%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	3.26	%(e)	3.86%	4.46%	5.12%	2.53%	4.34	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.59%	1.62%	1.90%	1.35%	1.20	%(e)	0.94	%(e)

Portfolio turnover rate(f)	40%		35%	27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.01		$11.00	$10.83	$11.34	$10.86	$9.81		$10.00

Net investment income(b)	0.12		0.17	0.27	0.24	0.19	0.08		0.02

Net realized and unrealized gain (loss)	(0.84)		2.10	0.89	0.21	0.64	1.05		(0.21)

Total from investment operations	(0.72)		2.27	1.16	0.45	0.83	1.13		(0.19)

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.24)	(0.31)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.55)		(0.11)	(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.64)		(0.26)	(0.99)	(0.96)	(0.35)	(0.08)		—

Net asset value, end of period	$11.65		$13.01	$11.00	$10.83	$11.34	$10.86		$9.81

Total return(c)	(5.80)%		20.98%	11.25%	4.96%	7.82%	11.59%		(1.90)%

Net assets, end of period (in 000s)	$16		$60	$43	$976	$890	$152		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.25%	0.24%	0.29%	0.44%	0.45	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.08	%(e)	3.47%	4.18%	4.81%	2.18%	7.23	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	1.94	%(e)	1.46%	2.46%	2.29%	1.71%	0.89	%(e)	1.29	%(e)

Portfolio turnover rate(f)	40%		35%	27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.03		$11.04	$10.86	$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.11		0.20	0.24	0.25	0.20	0.14		0.03

Net realized and unrealized gain (loss)	(0.82)		2.10	0.94	0.21	0.66	1.01		(0.22)

Total from investment operations	(0.71)		2.30	1.18	0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.16)		(0.20)	(0.25)	(0.32)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.55)		(0.11)	(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.69)		(0.31)	(1.00)	(0.97)	(0.36)	(0.09)		—

Net asset value, end of period	$11.63		$13.03	$11.04	$10.86	$11.37	$10.87		$9.81

Total return(c)	(5.74)%		21.18%	11.44%	5.11%	8.05%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$4,283		$264	$316	$446	$330	$35		$10

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.10%	0.09%	0.13%	0.28%	0.30	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	2.39	%(e)	3.37%	3.93%	4.62%	2.00%	4.22	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	1.79	%(e)	1.71%	2.29%	2.38%	1.77%	1.64	%(e)	1.46	%(e)

Portfolio turnover rate(f)	40%		35%	27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.94		$10.97	$10.81	$11.32	$10.83	$9.80		$10.00

Net investment income(b)	0.08		0.12	0.15	0.19	0.13	0.09		0.02

Net realized and unrealized gain (loss)	(0.83)		2.09	0.95	0.20	0.65	1.00		(0.22)

Total from investment operations	(0.75)		2.21	1.10	0.39	0.78	1.09		(0.20)

Distributions to shareholders from net investment income	(0.06)		(0.13)	(0.19)	(0.25)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.55)		(0.11)	(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.61)		(0.24)	(0.94)	(0.90)	(0.29)	(0.06)		—

Net asset value, end of period	$11.58		$12.94	$10.97	$10.81	$11.32	$10.83		$9.80

Total return(c)	(6.05)%		20.44%	10.66%	4.39%	7.29%	11.20%		(2.00)%

Net assets, end of period (in 000s)	$15		$16	$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.74%	0.74%	0.80%	0.96%	0.98	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	3.39	%(e)	3.98%	4.60%	5.26%	2.69%	4.50	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.27	%(e)	0.97%	1.49%	1.75%	1.19%	1.04	%(e)	0.79	%(e)

Portfolio turnover rate(f)	40%		35%	27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.51		$8.61	$9.08	$9.49	$10.09	$9.58		$9.77

Net investment income(b)	0.07		0.11	0.14	0.17	0.13	0.10		0.02

Net realized and unrealized gain (loss)	(0.68)		2.04	0.87	0.10	0.64	1.03		(0.21)

Total from investment operations	(0.61)		2.15	1.01	0.27	0.77	1.13		(0.19)

Distributions to shareholders from net investment income	(0.12)		(0.12)	(0.17)	(0.15)	(0.14)	(0.19)		—

Distributions to shareholders from net realized gains	(0.34)		(0.13)	(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.46)		(0.25)	(1.48)	(0.68)	(1.37)	(0.62)		—

Net asset value, end of period	$9.44		$10.51	$8.61	$9.08	$9.49	$10.09		$9.58

Total return(c)	(6.07)%		25.48%	12.04%	3.48%	8.23%	12.37%		(1.94)%

Net assets, end of period (in 000s)	$150		$148	$92	$80	$51	$13		$13

Ratio of net expenses to average net assets(d)	0.50	%(e)	0.49%	0.49%	0.53%	0.70%	0.73	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	3.06	%(e)	3.34%	4.09%	5.04%	1.20%	1.41	%(e)	3.23	%(e)

Ratio of net investment income to average net assets	1.46	%(e)	1.16%	1.71%	1.93%	1.40%	1.27	%(e)	0.98	%(e)

Portfolio turnover rate(f)	39%		18%	30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.60		$8.68	$9.13	$9.54	$10.12	$9.58		$9.77

Net investment income(b)	0.09		0.15	0.17	0.20	0.17	0.14		0.03

Net realized and unrealized gain (loss)	(0.67)		2.05	0.88	0.10	0.65	1.03		(0.22)

Total from investment operations	(0.58)		2.20	1.05	0.30	0.82	1.17		(0.19)

Distributions to shareholders from net investment income	(0.15)		(0.15)	(0.19)	(0.18)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.35)		(0.13)	(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.50)		(0.28)	(1.50)	(0.71)	(1.40)	(0.63)		—

Net asset value, end of period	$9.52		$10.60	$8.68	$9.13	$9.54	$10.12		$9.58

Total return(c)	(5.83)%		25.87%	12.57%	3.82%	8.71%	12.85%		(1.94)%

Net assets, end of period (in 000s)	$20		$19	$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.12%	0.12%	0.16%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	2.68	%(e)	3.00%	3.70%	4.47%	0.73%	0.98	%(e)	2.82	%(e)

Ratio of net investment income to average net assets	1.81	%(e)	1.54%	2.08%	2.30%	1.82%	1.70	%(e)	1.41	%(e)

Portfolio turnover rate(f)	39%		18%	30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.57		$8.63	$9.09	$9.49	$10.08	$9.58		$9.77

Net investment income(b)	0.10		0.15	0.13	0.16	0.13	0.10		0.02

Net realized and unrealized gain (loss)	(0.68)		2.04	0.88	0.11	0.63	1.01		(0.21)

Total from investment operations	(0.58)		2.19	1.01	0.27	0.76	1.11		(0.19)

Distributions to shareholders from net investment income	(0.15)		(0.12)	(0.16)	(0.14)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.35)		(0.13)	(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.50)		(0.25)	(1.47)	(0.67)	(1.35)	(0.61)		—

Net asset value, end of period	$9.49		$10.57	$8.63	$9.09	$9.49	$10.08		$9.58

Total return(c)	(5.85)%		25.91%	12.00%	3.39%	8.13%	12.21%		(1.94)%

Net assets, end of period (in 000s)	$16		$17	$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.12%	0.62%	0.66%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	3.17	%(e)	3.50%	4.20%	4.97%	1.24%	1.48	%(e)	3.31	%(e)

Ratio of net investment income to average net assets	1.86	%(e)	1.55%	1.59%	1.81%	1.32%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	39%		18%	30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.57		$8.65	$9.11	$9.51	$10.11	$9.58		$9.77

Net investment income(b)	0.10		0.14	0.19	0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	(0.70)		2.05	0.84	0.11	0.64	1.06		(0.21)

Total from investment operations	(0.60)		2.19	1.03	0.30	0.80	1.15		(0.19)

Distributions to shareholders from net investment income	—		(0.14)	(0.18)	(0.17)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.35)		(0.13)	(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.35)		(0.27)	(1.49)	(0.70)	(1.40)	(0.62)		—

Net asset value, end of period	$9.62		$10.57	$8.65	$9.11	$9.51	$10.11		$9.58

Total return(c)	(5.92)%		25.79%	12.35%	3.78%	8.46%	12.68%		(1.94)%

Net assets, end of period (in 000s)	$17		$283	$240	$667	$636	$130		$10

Ratio of net expenses to average net assets(d)	0.25	%(e)	0.25%	0.24%	0.29%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	2.83	%(e)	3.14%	3.94%	4.66%	0.89%	0.98	%(e)	2.96	%(e)

Ratio of net investment income to average net assets	1.95	%(e)	1.43%	2.25%	2.14%	1.67%	1.11	%(e)	1.27	%(e)

Portfolio turnover rate(f)	39%		18%	30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.61		$8.69	$9.14	$9.54	$10.12	$9.59		$9.90

Net investment income(a)	0.09		0.15	0.18	0.18	0.18	0.14		0.19

Net realized and unrealized gain (loss)	(0.68)		2.05	0.88	0.13	0.64	1.02		0.11

Total from investment operations	(0.59)		2.20	1.06	0.31	0.82	1.16		0.30

Distributions to shareholders from net investment income	(0.15)		(0.15)	(0.20)	(0.18)	(0.17)	(0.20)		(0.17)

Distributions to shareholders from net realized gains	(0.35)		(0.13)	(1.31)	(0.53)	(1.23)	(0.43)		(0.44)

Total distributions	(0.50)		(0.28)	(1.51)	(0.71)	(1.40)	(0.63)		(0.61)

Net asset value, end of period	$9.52		$10.61	$8.69	$9.14	$9.54	$10.12		$9.59

Total return(b)	(5.90)%		25.87%	12.58%	3.94%	8.70%	12.73%		3.33%

Net assets, end of period (in 000s)	$10,614		$9,760	$7,381	$7,049	$49,418	$48,905		$47,340

Ratio of net expenses to average net assets(c)	0.10	%(d)	0.10%	0.09%	0.23%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	2.67	%(d)	2.98%	3.71%	2.36%	0.72%	0.98	%(d)	0.80%

Ratio of net investment income to average net assets	1.86	%(d)	1.57%	2.13%	1.99%	1.84%	1.73	%(d)	1.97%

Portfolio turnover rate(e)	39%		18%	30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.49		$8.60	$9.06	$9.47	$10.07	$9.57		$9.77

Net investment income(b)	0.02		0.09	0.12	0.17	0.11	0.09		0.01

Net realized and unrealized gain (loss)	(0.63)		2.03	0.87	0.08	0.64	1.02		(0.21)

Total from investment operations	(0.61)		2.12	0.99	0.25	0.75	1.11		(0.20)

Distributions to shareholders from net investment income	(0.12)		(0.10)	(0.14)	(0.13)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.35)		(0.13)	(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.47)		(0.23)	(1.45)	(0.66)	(1.35)	(0.61)		—

Net asset value, end of period	$9.41		$10.49	$8.60	$9.06	$9.47	$10.07		$9.57

Total return(c)	(6.13)%		25.08%	11.90%	3.17%	8.02%	12.16%		(2.05)%

Net assets, end of period (in 000s)	$137		$17	$14	$12	$36	$24		$10

Ratio of net expenses to average net assets(d)	0.76	%(e)	0.74%	0.74%	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	3.29	%(e)	3.63%	4.33%	4.30%	1.39%	1.42	%(e)	3.46	%(e)

Ratio of net investment income to average net assets	0.29	%(e)	0.92%	1.46%	1.88%	1.16%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	39%		18%	30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.61		$10.81	$10.68	$11.60	$11.01	$9.80		$10.00

Net investment income(b)	0.10		0.14	0.16	0.20	0.16	0.08		0.02

Net realized and unrealized gain (loss)	(0.91)		2.80	1.10	(0.04)	0.81	1.20		(0.22)

Total from investment operations	(0.81)		2.94	1.26	0.16	0.97	1.28		(0.20)

Distributions to shareholders from net investment income	(0.16)		(0.14)	(0.21)	(0.26)	(0.16)	(0.07)		—

Distributions to shareholders from net realized gains	(0.32)		—	(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.48)		(0.14)	(1.13)	(1.08)	(0.38)	(0.07)		—

Net asset value, end of period	$12.32		$13.61	$10.81	$10.68	$11.60	$11.01		$9.80

Total return(c)	(6.23)%		27.35%	12.26%	2.37%	9.02%	13.17%		(2.00)%

Net assets, end of period (in 000s)	$332		$338	$221	$165	$106	$84		$10

Ratio of net expenses to average net assets(d)	0.50	%(e)	0.48%	0.47%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	3.06	%(e)	3.25%	4.10%	4.91%	2.44%	5.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.49	%(e)	1.15%	1.62%	1.86%	1.42%	0.90	%(e)	1.02	%(e)

Portfolio turnover rate(f)	34%		13%	23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended October 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.71		$10.88	$10.74	$11.65	$11.04	$9.81		$10.00

Net investment income(b)	0.12		0.19	0.21	0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.91)		2.81	1.09	(0.02)	0.81	1.17		(0.22)

Total from investment operations	(0.79)		3.00	1.30	0.21	1.02	1.32		(0.19)

Distributions to shareholders from net investment income	(0.20)		(0.17)	(0.24)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.32)		—	(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.52)		(0.17)	(1.16)	(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$12.40		$13.71	$10.88	$10.74	$11.65	$11.04		$9.81

Total return(c)	(6.04)%		27.84%	12.63%	2.81%	9.40%	13.52%		(1.90)%

Net assets, end of period (in 000s)	$8,423		$8,946	$6,999	$6,205	$11,472	$11,077		$9,756

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.10%	0.09%	0.16%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	2.67	%(e)	2.91%	3.73%	4.09%	2.05%	3.82	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.86	%(e)	1.55%	2.02%	2.17%	1.83%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	34%		13%	23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended October 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.68		$10.83	$10.69	$11.60	$11.00	$9.80		$10.00

Net investment income(b)	0.12		0.19	0.15	0.18	0.15	0.10		0.02

Net realized and unrealized gain (loss)	(0.90)		2.80	1.10	(0.02)	0.81	1.17		(0.22)

Total from investment operations	(0.78)		2.99	1.25	0.16	0.96	1.27		(0.20)

Distributions to shareholders from net investment income	(0.20)		(0.14)	(0.19)	(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.32)		—	(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.52)		(0.14)	(1.11)	(1.07)	(0.36)	(0.07)		—

Net asset value, end of period	$12.38		$13.68	$10.83	$10.69	$11.60	$11.00		$9.80

Total return(c)	(5.98)%		27.79%	12.18%	2.30%	8.83%	13.03%		(2.00)%

Net assets, end of period (in 000s)	$17		$18	$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.10%	0.60%	0.64%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	3.16	%(e)	3.40%	4.23%	4.93%	2.53%	4.30	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.88	%(e)	1.55%	1.51%	1.74%	1.33%	1.20	%(e)	0.93	%(e)

Portfolio turnover rate(f)	34%		13%	23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended October 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.67		$10.85	$10.71	$11.62	$11.03	$9.80		$10.00

Net investment income(b)	0.16		0.17	0.25	0.22	0.19	0.10		0.02

Net realized and unrealized gain (loss)	(0.95)		2.80	1.04	(0.02)	0.80	1.21		(0.22)

Total from investment operations	(0.79)		2.97	1.29	0.20	0.99	1.31		(0.20)

Distributions to shareholders from net investment income	(0.17)		(0.15)	(0.23)	(0.29)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.32)		—	(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.49)		(0.15)	(1.15)	(1.11)	(0.40)	(0.08)		—

Net asset value, end of period	$12.39		$13.67	$10.85	$10.71	$11.62	$11.03		$9.80

Total return(c)	(6.05)%		27.62%	12.55%	2.71%	9.19%	13.48%		(2.00)%

Net assets, end of period (in 000s)	$17		$277	$189	$857	$600	$97		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.23%	0.22%	0.27%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	2.76	%(e)	3.02%	3.91%	4.65%	2.18%	6.16	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.37	%(e)	1.42%	2.36%	2.10%	1.69%	1.13	%(e)	1.28	%(e)

Portfolio turnover rate(f)	34%		13%	23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended October 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.70		$10.88	$10.73	$11.64	$11.04	$9.81		$10.00

Net investment income(b)	0.12		0.18	0.25	0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.91)		2.81	1.06	(0.03)	0.81	1.17		(0.22)

Total from investment operations	(0.79)		2.99	1.31	0.21	1.01	1.32		(0.19)

Distributions to shareholders from net investment income	(0.20)		(0.17)	(0.24)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.32)		—	(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.52)		(0.17)	(1.16)	(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$12.39		$13.70	$10.88	$10.73	$11.64	$11.04		$9.81

Total return(c)	(6.01)%		27.77%	12.74%	2.87%	9.34%	13.64%		(2.00)%

Net assets, end of period (in 000s)	$2,035		$1,053	$320	$742	$270	$14		$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.08%	0.07%	0.09%	0.28%	0.31	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	2.68	%(e)	2.75%	3.72%	4.63%	2.03%	4.00	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	1.84	%(e)	1.48%	2.46%	2.23%	1.72%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	34%		13%	23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended October 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.59		$10.80	$10.66	$11.58	$10.99	$9.79		$10.00

Net investment income(b)	0.08		0.11	0.14	0.20	0.13	0.09		0.01

Net realized and unrealized gain (loss)	(0.91)		2.79	1.09	(0.06)	0.81	1.17		(0.22)

Total from investment operations	(0.83)		2.90	1.23	0.14	0.94	1.26		(0.21)

Distributions to shareholders from net investment income	(0.12)		(0.11)	(0.17)	(0.24)	(0.13)	(0.06)		—

Distributions to shareholders from net realized gains	(0.32)		—	(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.44)		(0.11)	(1.09)	(1.06)	(0.35)	(0.06)		—

Net asset value, end of period	$12.32		$13.59	$10.80	$10.66	$11.58	$10.99		$9.79

Total return(c)	(6.34)%		26.98%	12.05%	2.10%	8.74%	12.98%		(2.10)%

Net assets, end of period (in 000s)	$16		$17	$14	$12	$41	$29		$10

Ratio of net expenses to average net assets(d)	0.74	%(e)	0.72%	0.73%	0.84%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	3.30	%(e)	3.53%	4.36%	4.49%	2.68%	4.63	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.23	%(e)	0.93%	1.38%	1.84%	1.17%	1.07	%(e)	0.78	%(e)

Portfolio turnover rate(f)	34%		13%	23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.05		$9.71	$10.13	$10.69	$10.54	$9.80		$10.00

Net investment income(b)	0.08		0.12	0.14	0.18	0.14	0.12		0.02

Net realized and unrealized gain (loss)	(0.80)		2.50	1.04	(0.07)	0.84	1.21		(0.22)

Total from investment operations	(0.72)		2.62	1.18	0.11	0.98	1.33		(0.20)

Distributions to shareholders from net investment income	(0.15)		(0.10)	(0.17)	(0.17)	(0.16)	(0.19)		—

Distributions to shareholders from net realized gains	(0.40)		(0.18)	(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.55)		(0.28)	(1.60)	(0.67)	(0.83)	(0.59)		—

Net asset value, end of period	$10.78		$12.05	$9.71	$10.13	$10.69	$10.54		$9.80

Total return(c)	(6.34)%		27.50%	12.42%	1.51%	9.66%	14.21%		(2.00)%

Net assets, end of period (in 000s)	$804		$618	$687	$359	$218	$49		$10

Ratio of net expenses to average net assets(d)	0.50	%(e)	0.49%	0.48%	0.52%	0.70%	0.71	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	3.46	%(e)	3.73%	3.82%	5.40%	1.57%	1.34	%(e)	6.30	%(e)

Ratio of net investment income to average net assets	1.47	%(e)	1.14%	1.52%	1.81%	1.38%	1.38	%(e)	1.04	%(e)

Portfolio turnover rate(f)	31%		16%	26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.14		$9.79	$10.19	$10.74	$10.56	$9.80		$10.00

Net investment income(b)	0.11		0.17	0.18	0.22	0.19	0.14		0.03

Net realized and unrealized gain (loss)	(0.81)		2.52	1.04	(0.07)	0.84	1.22		(0.23)

Total from investment operations	(0.70)		2.69	1.22	0.15	1.03	1.36		(0.20)

Distributions to shareholders from net investment income	(0.18)		(0.16)	(0.19)	(0.20)	(0.18)	(0.20)		—

Distributions to shareholders from net realized gains	(0.40)		(0.18)	(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.58)		(0.34)	(1.62)	(0.70)	(0.85)	(0.60)		—

Net asset value, end of period	$10.86		$12.14	$9.79	$10.19	$10.74	$10.56		$9.80

Total return(c)	(6.13)%		28.04%	12.88%	1.95%	10.10%	14.58%		(2.00)%

Net assets, end of period (in 000s)	$32		$32	$21	$16	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.11%	0.10%	0.14%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.08	%(e)	3.26%	3.83%	4.87%	1.06%	1.63	%(e)	5.90	%(e)

Ratio of net investment income to average net assets	1.85	%(e)	1.52%	1.99%	2.21%	1.81%	1.71	%(e)	1.44	%(e)

Portfolio turnover rate(f)	31%		16%	26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.10		$9.74	$10.15	$10.70	$10.53	$9.79		$10.00

Net investment income(b)	0.11		0.17	0.14	0.17	0.14	0.10		0.02

Net realized and unrealized gain (loss)	(0.80)		2.50	1.03	(0.07)	0.83	1.22		(0.23)

Total from investment operations	(0.69)		2.67	1.17	0.10	0.97	1.32		(0.21)

Distributions to shareholders from net investment income	(0.18)		(0.13)	(0.15)	(0.15)	(0.13)	(0.18)		—

Distributions to shareholders from net realized gains	(0.40)		(0.18)	(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.58)		(0.31)	(1.58)	(0.65)	(0.80)	(0.58)		—

Net asset value, end of period	$10.83		$12.10	$9.74	$10.15	$10.70	$10.53		$9.79

Total return(c)	(6.07)%		27.92%	12.33%	1.41%	9.53%	14.18%		(2.10)%

Net assets, end of period (in 000s)	$17		$18	$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.11%	0.61%	0.65%	0.80%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	3.57	%(e)	3.79%	4.42%	5.26%	1.56%	2.13	%(e)	6.40	%(e)

Ratio of net investment income to average net assets	1.88	%(e)	1.53%	1.51%	1.71%	1.32%	1.21	%(e)	0.95	%(e)

Portfolio turnover rate(f)	31%		16%	26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.11		$9.76	$10.17	$10.72	$10.55	$9.80		$10.00

Net investment income(b)	0.12		0.15	0.24	0.20	0.18	0.11		0.02

Net realized and unrealized gain (loss)	(0.84)		2.52	0.96	(0.06)	0.83	1.24		(0.22)

Total from investment operations	(0.72)		2.67	1.20	0.14	1.01	1.35		(0.20)

Distributions to shareholders from net investment income	(0.09)		(0.14)	(0.18)	(0.19)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.40)		(0.18)	(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.49)		(0.32)	(1.61)	(0.69)	(0.84)	(0.60)		—

Net asset value, end of period	$10.90		$12.11	$9.76	$10.17	$10.72	$10.55		$9.80

Total return(c)	(6.22)%		27.88%	12.68%	1.80%	9.98%	14.42%		(2.00)%

Net assets, end of period (in 000s)	$17		$192	$145	$998	$830	$156		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.24%	0.22%	0.29%	0.45%	0.47	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	3.16	%(e)	3.41%	5.91%	4.95%	1.21%	1.45	%(e)	6.04	%(e)

Ratio of net investment income to average net assets	1.97	%(e)	1.40%	2.42%	2.06%	1.70%	1.31	%(e)	1.30	%(e)

Portfolio turnover rate(f)	31%		16%	26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.14		$9.80	$10.19	$10.74	$10.56	$9.80		$9.95

Net investment income(a)	0.11		0.17	0.19	0.20	0.19	0.14		0.20

Net realized and unrealized gain (loss)	(0.81)		2.51	1.05	(0.04)	0.84	1.22		0.11

Total from investment operations	(0.70)		2.68	1.24	0.16	1.03	1.36		0.31

Distributions to shareholders from net investment income	(0.18)		(0.16)	(0.20)	(0.21)	(0.18)	(0.20)		(0.16)

Distributions to shareholders from net realized gains	(0.40)		(0.18)	(1.43)	(0.50)	(0.67)	(0.40)		(0.30)

Total distributions	(0.58)		(0.34)	(1.63)	(0.71)	(0.85)	(0.60)		(0.46)

Net asset value, end of period	$10.86		$12.14	$9.80	$10.19	$10.74	$10.56		$9.80

Total return(b)	(6.11)%		27.92%	13.01%	1.96%	10.11%	14.59%		3.37%

Net assets, end of period (in 000s)	$8,427		$8,063	$6,201	$5,786	$29,481	$26,154		$21,657

Ratio of net expenses to average net assets(c)	0.10	%(d)	0.09%	0.08%	0.21%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	3.07	%(d)	3.27%	3.92%	3.02%	1.06%	1.58	%(d)	1.45%

Ratio of net investment income to average net assets	1.89	%(d)	1.55%	2.05%	1.94%	1.82%	1.71	%(d)	2.07%

Portfolio turnover rate(e)	31%		16%	26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$12.04		$9.73	$10.14	$10.69	$10.52	$9.79		$10.00

Net investment income(b)	0.07		0.10	0.13	0.16	0.12	0.09		0.02

Net realized and unrealized gain (loss)	(0.80)		2.49	1.03	(0.07)	0.83	1.22		(0.23)

Total from investment operations	(0.73)		2.59	1.16	0.09	0.95	1.31		(0.21)

Distributions to shareholders from net investment income	(0.11)		(0.10)	(0.14)	(0.14)	(0.11)	(0.18)		—

Distributions to shareholders from net realized gains	(0.40)		(0.18)	(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.51)		(0.28)	(1.57)	(0.64)	(0.78)	(0.58)		—

Net asset value, end of period	$10.80		$12.04	$9.73	$10.14	$10.69	$10.52		$9.79

Total return(c)	(6.38)%		27.10%	12.22%	1.25%	9.38%	14.02%		2.10%

Net assets, end of period (in 000s)	$17		$18	$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.73%	0.74%	0.80%	0.96%	0.98	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	3.69	%(e)	3.91%	4.54%	5.40%	1.71%	2.29	%(e)	6.54	%(e)

Ratio of net investment income to average net assets	1.26	%(e)	0.91%	1.38%	1.57%	1.16%	1.05	%(e)	0.80	%(e)

Portfolio turnover rate(f)	31%		16%	26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.18		$10.47	$10.57	$11.86	$11.16	$9.79		$10.00

Net investment income(b)	0.10		0.14	0.16	0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	(0.90)		2.70	1.10	(0.17)	0.98	1.36		(0.23)

Total from investment operations	(0.80)		2.84	1.26	0.02	1.14	1.45		(0.21)

Distributions to shareholders from net investment income	(0.17)		(0.13)	(0.20)	(0.26)	(0.16)	(0.08)		—

Distributions to shareholders from net realized gains	(0.25)		—	(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.42)		(0.13)	(1.36)	(1.31)	(0.44)	(0.08)		—

Net asset value, end of period	$11.96		$13.18	$10.47	$10.57	$11.86	$11.16		$9.79

Total return(c)	(6.28)%		27.32%	12.61%	1.39%	10.37%	14.90%		(2.10)%

Net assets, end of period (in 000s)	$332		$330	$199	$162	$118	$87		$10

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.48%	0.47%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	3.31	%(e)	3.38%	4.27%	5.15%	2.46%	4.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.50	%(e)	1.15%	1.64%	1.80%	1.38%	1.01	%(e)	1.02	%(e)

Portfolio turnover rate(f)	34%		12%	23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.28		$10.54	$10.63	$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.12		0.18	0.20	0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	(0.89)		2.72	1.10	(0.17)	0.98	1.34		(0.23)

Total from investment operations	(0.77)		2.90	1.30	0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.22)		(0.16)	(0.23)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.25)		—	(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.47)		(0.16)	(1.39)	(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$12.04		$13.28	$10.54	$10.63	$11.92	$11.20		$9.80

Total return(c)	(6.07)%		27.78%	12.96%	1.73%	10.82%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$8,307		$8,847	$6,921	$6,125	$11,811	$11,242		$9,748

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.10%	0.09%	0.17%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	2.92	%(e)	3.05%	3.89%	4.28%	2.05%	3.78	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.89	%(e)	1.54%	2.02%	2.11%	1.80%	1.70	%(e)	1.43	%(e)

Portfolio turnover rate(f)	34%		12%	23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.25		$10.48	$10.59	$11.87	$11.16	$9.79		$10.00

Net investment income(b)	0.12		0.18	0.15	0.18	0.15	0.11		0.02

Net realized and unrealized gain (loss)	(0.89)		2.72	1.09	(0.16)	0.98	1.33		(0.23)

Total from investment operations	(0.77)		2.90	1.24	0.02	1.13	1.44		(0.21)

Distributions to shareholders from net investment income	(0.22)		(0.13)	(0.19)	(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.25)		—	(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.47)		(0.13)	(1.35)	(1.30)	(0.42)	(0.07)		—

Net asset value, end of period	$12.01		$13.25	$10.48	$10.59	$11.87	$11.16		$9.79

Total return(c)	(6.09)%		27.87%	12.31%	1.33%	10.27%	14.83%		(2.10)%

Net assets, end of period (in 000s)	$17		$18	$14	$13	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.10%	0.60%	0.65%	0.79%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	3.42	%(e)	3.54%	4.39%	5.18%	2.52%	4.26	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.54%	1.52%	1.70%	1.31%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	34%		12%	23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.24		$10.50	$10.60	$11.89	$11.19	$9.79		$10.00

Net investment income(b)	0.16		0.17	0.23	0.22	0.19	0.07		0.02

Net realized and unrealized gain (loss)	(0.96)		2.72	1.05	(0.17)	0.98	1.42		(0.23)

Total from investment operations	(0.80)		2.89	1.28	0.05	1.17	1.49		(0.21)

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.22)	(0.29)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.25)		—	(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.34)		(0.15)	(1.38)	(1.34)	(0.47)	(0.09)		—

Net asset value, end of period	$12.10		$13.24	$10.50	$10.60	$11.89	$11.19		$9.79

Total return(c)	(6.20)%		27.73%	12.77%	1.65%	10.62%	15.16%		(2.00)%

Net assets, end of period (in 000s)	$22		$403	$274	$723	$509	$101		$10

Ratio of net expenses to average net assets(d)	0.23	%(e)	0.23%	0.22%	0.27%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	2.92	%(e)	3.16%	4.09%	4.91%	2.19%	6.85	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.53	%(e)	1.39%	2.26%	2.07%	1.64%	0.77	%(e)	1.28	%(e)

Portfolio turnover rate(f)	34%		12%	23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.32		$10.57	$10.63	$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.12		0.17	0.43	0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.89)		2.75	0.87	(0.18)	0.99	1.34		(0.23)

Total from investment operations	(0.77)		2.92	1.30	0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.22)		(0.17)	(0.20)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.25)		—	(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.47)		(0.17)	(1.36)	(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$12.08		$13.32	$10.57	$10.63	$11.92	$11.20		$9.80

Total return(c)	(6.03)%		27.83%	12.95%	1.80%	10.85%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$805		$357	$35	$394	$161	$27		$10

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.09%	0.07%	0.09%	0.28%	0.29	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	2.97	%(e)	2.73%	3.95%	4.92%	2.01%	3.99	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	1.89	%(e)	1.40%	4.12%	2.23%	1.76%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	34%		12%	23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,				Period November 1, 2016 – August 31, 2017*		Period0 Ended October 31, 2016(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$13.10		$10.43	$10.54	$11.82	$11.15	$9.79		$10.00

Net investment income(b)	0.08		0.10	0.14	0.19	0.12	0.09		0.01

Net realized and unrealized gain (loss)	(0.88)		2.69	1.08	(0.18)	0.98	1.34		(0.22)

Total from investment operations	(0.80)		2.79	1.22	0.01	1.10	1.43		(0.21)

Distributions to shareholders from net investment income	(0.15)		(0.12)	(0.17)	(0.24)	(0.15)	(0.07)		—

Distributions to shareholders from net realized gains	(0.25)		—	(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.40)		(0.12)	(1.33)	(1.29)	(0.43)	(0.07)		—

Net asset value, end of period	$11.90		$13.10	$10.43	$10.54	$11.82	$11.15		$9.79

Total return(c)	(6.37)%		26.97%	12.22%	1.20%	10.09%	14.66%		(2.10)%

Net assets, end of period (in 000s)	$36		$36	$14	$13	$38	$11		$10

Ratio of net expenses to average net assets(d)	0.74	%(e)	0.73%	0.73%	0.84%	0.94%	0.97	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	3.55	%(e)	3.63%	4.52%	4.72%	2.67%	4.42	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.26	%(e)	0.81%	1.39%	1.75%	1.06%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	34%		12%	23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class A Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.45		$11.55	$10.41	$10.45	$10.00

Net investment income(b)	0.10		0.15	0.15	0.19	0.05

Net realized and unrealized gain (loss)	(0.95)		2.97	1.21	(0.10)	0.40

Total from investment operations	(0.85)		3.12	1.36	0.09	0.45

Distributions to shareholders from net investment income	(0.19)		(0.15)	(0.22)	(0.10)	—

Distributions to shareholders from net realized gains	(0.46)		(0.07)	—	(0.03)	—

Total distributions	(0.65)		(0.22)	(0.22)	(0.13)	—

Net asset value, end of period	$12.95		$14.45	$11.55	$10.41	$10.45

Total return(c)	(6.23)%		27.30%	13.12%	0.96%	4.50%

Net assets, end of period (in 000s)	$126		$97	$44	$20	$10

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.48%	0.48%	0.50%	0.69	%(e)

Ratio of total expenses to average net assets(d)	2.99	%(e)	2.82%	4.06%	6.73%	8.72	%(e)

Ratio of net investment income to average net assets	1.41	%(e)	1.12%	1.47%	1.84%	1.44	%(e)

Portfolio turnover rate(f)	32%		14%	16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.52		$11.59	$10.43	$10.46	$10.00

Net investment income(b)	0.13		0.20	0.21	0.22	0.06

Net realized and unrealized gain (loss)	(0.96)		2.98	1.20	(0.09)	0.40

Total from investment operations	(0.83)		3.18	1.41	0.13	0.46

Distributions to shareholders from net investment income	(0.22)		(0.18)	(0.25)	(0.13)	—

Distributions to shareholders from net realized gains	(0.46)		(0.07)	—	(0.03)	—

Total distributions	(0.68)		(0.25)	(0.25)	(0.16)	—

Net asset value, end of period	$13.01		$14.52	$11.59	$10.43	$10.46

Total return(c)	(6.04)%		27.80%	13.60%	1.36%	4.60%

Net assets, end of period (in 000s)	$14		$15	$12	$11	$10

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.10%	0.09%	0.14%	0.30	%(e)

Ratio of total expenses to average net assets(d)	2.59	%(e)	2.51%	3.68%	6.56%	8.34	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.54%	2.00%	2.18%	1.84	%(e)

Portfolio turnover rate(f)	32%		14%	16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Service Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.51		$11.55	$10.40	$10.44	$10.00

Net investment income(b)	0.13		0.20	0.16	0.17	0.05

Net realized and unrealized gain (loss)	(0.96)		2.98	1.19	(0.09)	0.39

Total from investment operations	(0.83)		3.18	1.35	0.08	0.44

Distributions to shareholders from net investment income	(0.22)		(0.15)	(0.20)	(0.09)	—

Distributions to shareholders from net realized gains	(0.46)		(0.07)	—	(0.03)	—

Total distributions	(0.68)		(0.22)	(0.20)	(0.12)	—

Net asset value, end of period	$13.00		$14.51	$11.55	$10.40	$10.44

Total return(c)	(6.04)%		27.80%	13.02%	0.89%	4.40%

Net assets, end of period (in 000s)	$14		$15	$12	$11	$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.10%	0.59%	0.64%	0.80	%(e)

Ratio of total expenses to average net assets(d)	3.10	%(e)	3.01%	4.19%	7.06%	8.82	%(e)

Ratio of net investment income to average net assets	1.89	%(e)	1.54%	1.50%	1.68%	1.34	%(e)

Portfolio turnover rate(f)	32%		14%	16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Investor Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.50		$11.58	$10.43	$10.46	$10.00

Net investment income(b)	0.12		0.18	0.20	0.21	0.06

Net realized and unrealized gain (loss)	(0.95)		2.98	1.19	(0.09)	0.40

Total from investment operations	(0.83)		3.16	1.39	0.12	0.46

Distributions to shareholders from net investment income	(0.21)		(0.17)	(0.24)	(0.12)	—

Distributions to shareholders from net realized gains	(0.46)		(0.07)	—	(0.03)	—

Total distributions	(0.67)		(0.24)	(0.24)	(0.15)	—

Net asset value, end of period	$13.00		$14.50	$11.58	$10.43	$10.46

Total return(c)	(6.08)%		27.59%	13.48%	1.15%	4.60%

Net assets, end of period (in 000s)	$14		$15	$12	$11	$10

Ratio of net expenses to average net assets(d)	0.23	%(e)	0.23%	0.22%	0.28%	0.44	%(e)

Ratio of total expenses to average net assets(d)	2.72	%(e)	2.64%	3.82%	6.70%	8.48	%(e)

Ratio of net investment income to average net assets	1.78	%(e)	1.41%	1.87%	2.04%	1.69	%(e)

Portfolio turnover rate(f)	32%		14%	16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.52		$11.59	$10.43	$10.46	$10.00

Net investment income(b)	0.13		0.20	0.21	0.23	0.06

Net realized and unrealized gain (loss)	(0.96)		2.98	1.21	(0.10)	0.40

Total from investment operations	(0.83)		3.18	1.42	0.13	0.46

Distributions to shareholders from net investment income	(0.23)		(0.18)	(0.26)	(0.13)	—

Distributions to shareholders from net realized gains	(0.46)		(0.07)	—	(0.03)	—

Total distributions	(0.69)		(0.25)	(0.26)	(0.16)	—

Net asset value, end of period	$13.00		$14.52	$11.59	$10.43	$10.46

Total return(c)	(6.08)%		27.82%	13.62%	1.37%	4.60%

Net assets, end of period (in 000s)	$10,739		$11,038	$8,515	$7,465	$5,178

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.08%	0.07%	0.11%	0.28	%(e)

Ratio of total expenses to average net assets(d)	2.59	%(e)	2.51%	3.69%	6.49%	8.33	%(e)

Ratio of net investment income to average net assets	1.91	%(e)	1.56%	2.02%	2.24%	1.86	%(e)

Portfolio turnover rate(f)	32%		14%	16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R Shares
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.44		$11.54	$10.39	$10.44	$10.00

Net investment income(b)	0.09		0.12	0.14	0.16	0.04

Net realized and unrealized gain (loss)	(0.96)		2.96	1.20	(0.10)	0.40

Total from investment operations	(0.87)		3.08	1.34	0.06	0.44

Distributions to shareholders from net investment income	(0.14)		(0.11)	(0.19)	(0.08)	—

Distributions to shareholders from net realized gains	(0.46)		(0.07)	—	(0.03)	—

Total distributions	(0.60)		(0.18)	(0.19)	(0.11)	—

Net asset value, end of period	$12.97		$14.44	$11.54	$10.39	$10.44

Total return(c)	(6.33)%		26.96%	12.90%	0.68%	4.40%

Net assets, end of period (in 000s)	$14		$15	$12	$11	$10

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.73%	0.72%	0.78%	0.94	%(e)

Ratio of total expenses to average net assets(d)	3.22	%(e)	3.15%	4.33%	7.20%	8.96	%(e)

Ratio of net investment income to average net assets	1.27	%(e)	0.91%	1.37%	1.55%	1.19	%(e)

Portfolio turnover rate(f)	32%		14%	16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, Institutional, Service, Investor, R6, R	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R6 and Class R Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to primarily invest in shares of exchange-traded funds (“ETFs”) and/or mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is

GOLDMAN SACHS TARGET DATE PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and ETFs Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolios’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2022:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$8,186,149	$—	$—

Investment Company	257,061	—	—

Total	$8,443,210	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(17,104)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$11,006,965	$—	$—

Investment Company	522,660	—	—

Total	$11,529,625	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(25,655)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$8,804,970	$—	$—

Investment Company	348,581	—	—

Total	$9,153,551	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(17,104)	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$11,511,501	$—	$—

Investment Company	429,500	—	—

Total	$11,941,001	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(25,655)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$10,726,710	$—	$—

Investment Company	49,023	—	—

Total	$10,775,733	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(25,655)	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$10,655,616	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(25,655)	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$9,029,549	$—	$—

Investment Company	115,668	—	—

Total	$9,145,217	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(17,103)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$9,215,582	$—	$—

Investment Company	129,677	—	—

Total	$9,345,259	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(17,103)	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$10,505,166	$—	$—

Investment Company	224,905	—	—

Total	$10,730,071	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(25,655)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2022. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the

Portfolios’ net exposure.

Target Date Retirement Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(17,104)	(a)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2025 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(25,655)	(a)

Target Date 2030 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(17,104)	(a)

Target Date 2035 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(25,655)	(a)

Target Date 2040 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(25,655)	(a)

Target Date 2045 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(25,655)	(a)

Target Date 2050 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(17,103)	(a)

Target Date 2055 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(17,103)	(a)

Target Date 2060 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(25,655)	(a)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments,

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Target Date Retirement Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(9,122)	$(12,782)

Target Date 2025 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(7,887)	$(18,357)

Target Date 2030 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(9,122)	$(12,782)

Target Date 2035 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(7,724)	$(18,357)

Target Date 2040 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(23,354)	$(18,357)

Target Date 2045 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(23,197)	$(18,357)

Target Date 2050 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(24,838)	$(9,805)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2055 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(24,838)	$(9,805)

Target Date 2060 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(28,970)	$(16,624)

For the six months ended February 28, 2022, the relevant values for each derivative type was as follows:

Futures contracts long
Portfolio	Average Notional Par or Face Amount(a)
Target Date Retirement	2
Target Date 2025	3
Target Date 2030	2
Target Date 2035	3
Target Date 2040	3
Target Date 2045	3
Target Date 2050	3
Target Date 2055	3
Target Date 2060	4

(a)	Averages are based on activity levels during the period for which the amounts are outstanding.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2022, contractual and effective net management fees with GSAM for Target Date Retirement, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios were at the following rates:

	Contractual Management Rate
Portfolio	First $2 billion	Next $3 billion	Over $5 billion	Effective Rate	Effective Net Management Rate*
Target Date Retirement Portfolio	0.25%	0.23%	0.21%	0.25%	0.07%
Target Date 2025	0.25	0.23	0.21	0.25	0.06
Target Date 2030	0.25	0.23	0.21	0.25	0.06
Target Date 2035	0.25	0.23	0.21	0.25	0.06
Target Date 2040	0.25	0.23	0.21	0.25	0.05
Target Date 2045	0.25	0.23	0.21	0.25	0.04
Target Date 2050	0.25	0.23	0.21	0.25	0.04
Target Date 2055	0.25	0.23	0.21	0.25	0.04
Target Date 2060	0.25	0.23	0.21	0.25	0.04

*	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Portfolios invest in Class R6 Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), as well as various Goldman Sachs ETFs, all of which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. In addition, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective rate of 0.19% as an annual percentage of average daily net assets of each Portfolio. For the six months ended February 28, 2022, the management fee waived by GSAM for each Portfolio was as follows:

Portfolio	Management Fee Waived
Target Date Retirement Portfolio	$5,408
Target Date 2025	6,842
Target Date 2030	5,144
Target Date 2035	7,256
Target Date 2040	7,085
Target Date 2045	7,292
Target Date 2050	6,315
Target Date 2055	6,729
Target Date 2060	7,646

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class R*	Service**
Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
**	Goldman Sachs has agreed to a voluntary temporary fee waiver equal to 0.25% of the Service Fees on the Service Shares of the Portfolios. Such voluntary waiver may be discontinued or modified at any time without notice.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended February 28, 2022, Goldman Sachs retained the following amounts:

Front End Sales Charge
Portfolio	Class A
Target Date Retirement	$65
Target Date 2025	73
Target Date 2030	100
Target Date 2035	26
Target Date 2040	44
Target Date 2045	150
Target Date 2050	815
Target Date 2055	86
Target Date 2060	36

D. Shareholder Administration Plan — The Trust, on behalf of the Portfolios, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios. Goldman Sachs has agreed to a voluntary temporary fee waiver equal to 0.25% of the Shareholder Administration Fees on the Service Shares of the Portfolios. Such voluntary waiver may be discontinued or modified at any time without notice.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of each Portfolio through at least December 29, 2022 and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets is 0.024% for each of the Target Date Retirement, Target Date 2030, Target Date 2040 and Target Date 2050 Portfolios and 0.014% for each of the Target Date 2025, Target Date 2035, Target Date 2045, Target Date 2055 and Target Date 2060 Portfolios. These Other Expense limitations will remain in place through at least December 29, 2022, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Transfer Agency Waivers/Credits	Shareholder Service Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Target Date Retirement	$7,960	$403	$35	$128,069	$136,467
Target Date 2025	10,064	112	36	128,804	139,016
Target Date 2030	7,507	310	38	125,804	133,659
Target Date 2035	10,503	132	40	128,454	139,129
Target Date 2040	10,279	513	43	125,749	136,584
Target Date 2045	10,555	77	43	128,721	139,396
Target Date 2050	9,101	417	44	128,186	137,748
Target Date 2055	9,678	30	44	128,776	138,528
Target Date 2060	11,007	552	36	128,451	140,046

G.  Line of Credit Facility — As of February 28, 2022, the Portfolios participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other portfolios of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2022, the Portfolios did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2022, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The tables below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2022:

Target Date Retirement Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$93,912	$85,459	$—	$—	$(4,631)	$174,740	3,654	$2,051
Goldman Sachs Access Inflation Protected USD Bond ETF	531,543	77,965	(217,426)	1,491	(14,368)	379,205	6,588	10,957
Goldman Sachs Access Investment Grade Corporate Bond ETF	1,061,580	142,871	—	—	(84,454)	1,119,997	21,860	12,438
Goldman Sachs Access U.S. Aggregate Bond ETF	2,147,128	287,616	(182,354)	(7,505)	(105,782)	2,139,103	45,571	10,631
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	238,993	68,926	—	—	(26,032)	281,887	7,990	5,873
Goldman Sachs ActiveBeta International Equity ETF	919,490	50,384	(562,494)	76,068	(146,872)	336,576	10,296	10,417
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	872,827	211,216	(464,850)	92,936	(134,057)	578,072	6,686	5,728
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	117,801	34,846	(66,436)	14,131	(14,989)	85,353	1,378	671
Goldman Sachs Financial Square Government Fund — Class R6	85,954	1,372,845	(1,201,738)	—	—	257,061	257,061	12
Goldman Sachs MarketBeta International Equity ETF	—	692,879	—	—	(16,875)	676,004	12,833	329
Goldman Sachs MarketBeta U.S. Equity ETF	1,020,292	517,118	—	—	(66,205)	1,471,205	24,516	7,045

Total	$7,089,520	$3,542,125	$(2,695,298)	$177,121	$(614,265)	$7,499,203		$66,152

Target Date 2025 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$85,901	$146,794	$—	$—	$(4,873)	$227,822	4,764	$2,111
Goldman Sachs Access Inflation Protected USD Bond ETF	604,952	195,069	(294,278)	(5,551)	(11,277)	488,915	8,494	13,324
Goldman Sachs Access Investment Grade Corporate Bond ETF	1,114,783	354,365	—	—	(100,405)	1,368,743	26,715	14,003

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2025 Portfolio (continued)
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access U.S. Aggregate Bond ETF	$2,217,351	$750,257	$(178,134)	$(8,475)	$(126,777)	$2,654,222	56,545	$11,921
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	320,094	131,096	—	—	(36,402)	415,598	11,780	8,081
Goldman Sachs ActiveBeta International Equity ETF	1,207,528	151,889	(784,112)	106,413	(199,083)	482,635	14,764	13,923
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,120,829	203,022	(473,710)	97,376	(153,036)	794,481	9,189	7,631
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	118,451	—	(28,172)	10,132	(12,952)	87,459	1,412	683
Goldman Sachs Financial Square Government Fund — Class R6	126,871	3,108,383	(2,712,595)	—	—	522,659	522,659	21
Goldman Sachs MarketBeta International Equity ETF	—	1,061,863	—	—	(29,183)	1,032,680	19,604	1,125
Goldman Sachs MarketBeta U.S. Equity ETF	1,364,952	1,011,133	(76,940)	4,243	(108,522)	2,194,866	36,575	10,396

Total	$8,281,712	$7,114,681	$(4,547,941)	$204,138	$(782,510)	$10,270,080		$83,219

Target Date 2030 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$57,738	$135,072	$—	$—	$(4,489)	$188,321	3,938	$1,599
Goldman Sachs Access Inflation Protected USD Bond ETF	391,340	251,842	(326,375)	(4,084)	(7,310)	305,413	5,306	8,846
Goldman Sachs Access Investment Grade Corporate Bond ETF	603,834	441,550	(119,715)	(869)	(60,261)	864,539	16,874	8,338
Goldman Sachs Access U.S. Aggregate Bond ETF	1,299,220	811,911	(393,667)	(13,989)	(69,306)	1,634,169	34,814	7,194
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	251,603	125,563	(25,109)	(2,170)	(27,110)	322,777	9,149	6,330
Goldman Sachs ActiveBeta International Equity ETF	978,048	409,260	(764,891)	41,340	(125,418)	538,339	16,468	11,843
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	966,192	453,366	(523,753)	27,494	(86,280)	837,019	9,681	6,938

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2030 Portfolio (continued)
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	$95,072	$96,805	$(68,788)	$22,249	$(25,979)	$119,359	1,927	$811
Goldman Sachs Financial Square Government Fund — Class R6	73,192	4,525,418	(4,250,029)	—	—	348,581	348,581	20
Goldman Sachs MarketBeta International Equity ETF	—	1,009,396	—	—	(27,760)	981,636	18,635	784
Goldman Sachs MarketBeta U.S. Equity ETF	1,060,038	1,251,791	(173,955)	826	(92,059)	2,046,641	34,105	8,323

Total	$5,776,277	$9,511,974	$(6,646,282)	$70,797	$(525,972)	$8,186,794		$61,026

Target Date 2035 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$84,894	$170,782	$—	$—	$(5,283)	$250,393	5,236	$2,246
Goldman Sachs Access Inflation Protected USD Bond ETF	333,268	200,107	(369,072)	4,892	(19,021)	150,174	2,609	7,844
Goldman Sachs Access Investment Grade Corporate Bond ETF	467,901	375,033	—	—	(54,274)	788,660	15,393	6,843
Goldman Sachs Access U.S. Aggregate Bond ETF	977,934	764,283	(299,068)	(16,312)	(58,113)	1,368,724	29,159	6,044
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	396,182	324,350	(99,634)	897	(47,049)	574,746	16,291	10,885
Goldman Sachs ActiveBeta International Equity ETF	1,566,958	748,845	(1,404,805)	98,165	(238,006)	771,157	23,590	20,333
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,530,379	832,579	(1,016,734)	52,074	(149,729)	1,248,569	14,441	12,078
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	217,419	127,433	(50,056)	(2,717)	(13,287)	278,792	4,501	2,155
Goldman Sachs Financial Square Government Fund — Class R6	115,566	6,104,613	(5,790,679)	—	—	429,500	429,500	23
Goldman Sachs MarketBeta International Equity ETF	—	1,631,102	(99,612)	(1,737)	(34,885)	1,494,868	28,378	1,487

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2035 Portfolio (continued)
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs MarketBeta U.S. Equity ETF	$1,775,100	$1,987,318	$(239,000)	$(12,534)	$(162,386)	$3,348,498	55,799	$15,319

Total	$7,465,601	$13,266,445	$(9,368,660)	$122,728	$(782,033)	$10,704,081		$85,257

Target Date 2040 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$107,112	$144,025	$—	$—	$(6,673)	$244,464	5,112	$2,487
Goldman Sachs Access Inflation Protected USD Bond ETF	119,656	23,563	(107,626)	4,972	(9,483)	31,082	540	2,475
Goldman Sachs Access Investment Grade Corporate Bond ETF	139,410	82,079	—	—	(14,448)	207,041	4,041	1,771
Goldman Sachs Access U.S. Aggregate Bond ETF	285,385	140,455	(58,053)	(3,027)	(15,855)	348,905	7,433	1,624
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	651,466	115,626	(106,784)	(3,408)	(60,633)	596,267	16,901	15,033
Goldman Sachs ActiveBeta International Equity ETF	2,326,932	305,803	(1,648,160)	184,408	(369,974)	799,009	24,442	27,052
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,398,570	429,361	(1,434,260)	372,917	(475,394)	1,291,194	14,934	15,217
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	445,813	69,295	(99,763)	26,434	(40,718)	401,061	6,475	2,956
Goldman Sachs Financial Square Government Fund — Class R6	44,072	2,200,517	(2,195,566)	—	—	49,023	49,023	10
Goldman Sachs MarketBeta International Equity ETF	—	1,649,103	—	—	(34,131)	1,614,972	30,658	—
Goldman Sachs MarketBeta U.S. Equity ETF	2,514,957	1,351,340	(49,908)	1,360	(171,301)	3,646,448	60,764	16,534

Total	$9,033,373	$6,511,167	$(5,700,120)	$583,656	$(1,198,610)	$9,229,466		$85,159

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2045 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$80,712	$35,057	$—	$—	$(4,919)	$110,850	2,318	$2,037
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	717,959	155,716	(109,297)	722	(72,765)	692,335	19,624	16,767
Goldman Sachs ActiveBeta International Equity ETF	2,549,619	292,290	(1,736,205)	212,157	(414,996)	902,865	27,619	29,477
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,620,117	66,002	(1,164,636)	404,020	(507,127)	1,418,376	16,405	16,437
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	531,339	—	(79,798)	13,643	(30,675)	434,509	7,015	3,291
Goldman Sachs Financial Square Government Fund — Class R6	83,640	1,604,706	(1,688,346)	—	—	—	—	8
Goldman Sachs MarketBeta International Equity ETF	—	1,737,171	—	—	(35,230)	1,701,941	32,309	—
Goldman Sachs MarketBeta U.S. Equity ETF	2,749,841	1,396,995	(106,513)	14,666	(194,906)	3,860,083	64,324	18,314

Total	$9,333,227	$5,287,937	$(4,884,795)	$645,208	$(1,260,618)	$9,120,959		$86,331

Target Date 2050 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$78,495	$20,053	$—	$—	$(4,483)	$94,065	1,967	$1,871
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	601,028	139,735	—	—	(65,857)	674,906	19,130	14,576
Goldman Sachs ActiveBeta International Equity ETF	2,155,296	245,741	(1,492,551)	200,677	(374,422)	734,741	22,476	24,902
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,244,568	190,998	(1,120,022)	348,262	(438,841)	1,224,965	14,168	14,295
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	415,551	56,374	(59,778)	11,238	(27,588)	395,797	6,390	2,872
Goldman Sachs Financial Square Government Fund — Class R6	—	1,213,381	(1,097,713)	—	—	115,668	115,668	10

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2050 Portfolio (continued)
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs MarketBeta International Equity ETF	$—	$1,493,329	$—	$—	$(30,278)	$1,463,051	27,774	$—
Goldman Sachs MarketBeta U.S. Equity ETF	2,313,510	1,208,071	—	—	(157,781)	3,363,800	56,054	15,428

Total	$7,808,448	$4,567,682	$(3,770,064)	$560,177	$(1,099,250)	$8,066,993		$73,954

Target Date 2055 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$76,027	$25,104	$—	$—	$(4,484)	$96,647	2,021	$1,857
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	676,175	96,477	—	—	(70,510)	702,142	19,902	16,075
Goldman Sachs ActiveBeta International Equity ETF	2,388,815	101,371	(1,527,451)	228,470	(412,366)	778,839	23,825	26,950
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,467,297	76,271	(1,269,638)	453,975	(539,599)	1,188,306	13,744	14,860
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	498,805	56,513	(99,553)	22,518	(39,128)	439,155	7,090	3,256
Goldman Sachs Financial Square Government Fund — Class R6	71,180	885,439	(826,942)	—	—	129,677	129,677	11
Goldman Sachs MarketBeta International Equity ETF	—	1,528,285	—	—	(30,994)	1,497,291	28,424	—
Goldman Sachs MarketBeta U.S. Equity ETF	2,581,769	1,194,912	(179,893)	29,777	(190,212)	3,436,353	57,263	16,454

Total	$8,760,068	$3,964,372	$(3,903,477)	$734,740	$(1,287,293)	$8,268,410		$79,463

Target Date 2060 Portfolio
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$99,353	$23,623	$—	$—	$(5,957)	$117,019	2,447	$2,269
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	779,676	101,360	—	—	(80,780)	800,256	22,683	18,483

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2060 Portfolio (continued)
Underlying Fund	Market Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2022	Shares as of 2/28/2022	Dividend Income
Goldman Sachs ActiveBeta International Equity ETF	$2,694,477	$126,625	$(1,761,290)	$260,118	$(467,440)	$852,490	26,078	$30,446
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,772,028	—	(1,232,281)	456,589	(559,717)	1,436,619	16,616	17,151
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	528,936	—	(75,432)	26,766	(44,150)	436,120	7,041	3,295
Goldman Sachs Financial Square Government Fund — Class R6	61,552	804,072	(640,719)	—	—	224,905	224,905	15
Goldman Sachs MarketBeta International Equity ETF	—	1,762,747	—	—	(35,679)	1,727,068	32,786	—
Goldman Sachs MarketBeta U.S. Equity ETF	2,859,870	1,241,757	—	—	(182,734)	3,918,893	65,304	18,539

Total	$9,795,892	$4,060,184	$(3,709,722)	$743,473	$(1,376,457)	$9,513,370		$90,198

As of February, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date Retirement Portfolio	7%	97%	100%	100%	79%	100%
Target Date 2025	—	100	100	100	—	100
Target Date 2030	—	85	100	100	45	25
Target Date 2035	—	99	100	100	—	100
Target Date 2040	11	82	100	100	79	12
Target Date 2045	5	100	100	100	—	100
Target Date 2050	—	53	100	100	87	98
Target Date 2055	5	100	100	77	—	47
Target Date 2060	11	100	100	100	95	100

GOLDMAN SACHS TARGET DATE PORTFOLIOS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2022, were as follows:

Portfolio	Purchases	Sales and Maturities
Target Date Retirement	$2,544,126	$2,011,006
Target Date 2025	4,645,259	2,476,662
Target Date 2030	5,581,230	2,847,489
Target Date 2035	7,926,859	4,048,754
Target Date 2040	5,229,610	3,850,497
Target Date 2045	4,580,655	3,622,895
Target Date 2050	3,693,713	2,830,410
Target Date 2055	3,341,250	3,252,285
Target Date 2060	3,559,878	3,279,713

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2021, there were no capital loss carry forwards nor timing differences on a tax basis.

As of February 28, 2022, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date Retirement Portfolio	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Tax Cost	$8,036,485	$11,033,859	$8,700,996	$11,106,393	$9,482,052	$9,160,987	$7,915,657	$8,060,919	$9,222,325
Gross unrealized gain	602,885	737,451	600,423	978,460	1,363,750	1,548,000	1,295,812	1,351,475	1,590,052
Gross unrealized loss	(196,160)	(241,685)	(147,869)	(143,852)	(70,069)	(53,371)	(66,252)	(67,135)	(82,306)
Net unrealized gains (losses)	$406,725	$495,766	$452,554	$834,608	$1,293,681	$1,494,629	$1,229,560	$1,284,340	$1,507,746

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

8. OTHER RISKS (continued)

less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable

GOLDMAN SACHS TARGET DATE PORTFOLIOS

8. OTHER RISKS (continued)

time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Asset and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date Retirement Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,411	$25,149	6,051	$61,601
Reinvestment of distributions	1,514	15,296	901	9,054
Shares redeemed	(3,758)	(36,218)	(1,607)	(16,295)
	167	4,227	5,345	54,360
Institutional Shares
Shares sold	38	390	6	60
Reinvestment of distributions	95	970	68	689
	133	1,360	74	749
Service Shares
Reinvestment of distributions	91	930	64	636
	91	930	64	636
Investor Shares
Shares sold	626	6,685	2,631	26,893
Reinvestment of distributions	73	738	2,335	23,535
Shares redeemed	(29,741)	(315,497)	(24,844)	(251,566)
	(29,042)	(308,074)	(19,878)	(201,138)
Class R6 Shares
Shares sold	97,864	1,026,342	9,402	96,014
Reinvestment of distributions	55,389	564,092	36,088	364,705
Shares redeemed	(2,743)	(27,252)	(301)	(3,094)
	150,510	1,563,182	45,189	457,625
Class R Shares
Reinvestment of distributions	83	839	60	597
	83	839	60	597

NET INCREASE	121,942	$1,262,464	30,854	$312,829

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2025 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,048	$47,717	16,038	$185,434
Reinvestment of distributions	1,778	21,167	827	9,622
Shares redeemed	(4,162)	(48,870)	(8,071)	(95,346)
	1,664	20,014	8,794	99,710
Institutional Shares
Reinvestment of distributions	40,595	483,914	19,325	224,799
	40,595	483,914	19,325	224,799
Service Shares
Reinvestment of distributions	74	879	31	369
	74	879	31	369
Investor Shares
Shares sold	13	163	57	666
Reinvestment of distributions	71	838	87	1,014
Shares redeemed	(2,030)	(25,265)	(164)	(2,009)
	(1,946)	(24,264)	(20)	(329)
Class R6 Shares
Shares sold	214,588	2,618,346	90,173	1,061,783
Reinvestment of distributions	16,560	197,713	887	10,342
Shares redeemed	(562)	(6,607)	(49,964)	(581,951)
	230,586	2,809,452	41,096	490,174
Class R Shares
Reinvestment of distributions	66	783	28	330
	66	783	28	330

NET INCREASE	271,039	$3,290,778	69,254	$815,053

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2030 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	126,033	$1,166,049	29,883	$268,741
Reinvestment of distributions	5,102	48,700	826	7,570
Shares redeemed	(1,338)	(12,188)	(1,847)	(16,848)
	129,797	1,202,561	28,862	259,463
Institutional Shares
Shares sold	—	—	3	32
Reinvestment of distributions	105	1,008	36	335
Shares redeemed	(2)	(22)	(23)	(207)
	103	986	16	160
Service Shares
Reinvestment of distributions	83	820	25	232
	83	820	25	232
Investor Shares
Shares sold	3,063	30,535	11,936	111,809
Reinvestment of distributions	574	5,505	2,158	19,849
Shares redeemed	(121,476)	(1,198,513)	(12,588)	(115,189)
	(117,839)	(1,162,473)	1,506	16,469
Class R6 Shares
Shares sold	314,162	3,078,906	95,652	897,292
Reinvestment of distributions	41,684	401,397	8,359	77,086
Shares redeemed	(3,876)	(37,612)	(19,518)	(184,503)
	351,970	3,442,691	84,493	789,875
Class R Shares
Shares sold	2,091	20,000	2,729	25,000
Reinvestment of distributions	232	2,212	22	199
Shares redeemed	(2)	(19)	(1)	(13)
	2,321	22,193	2,750	25,186

NET INCREASE	366,435	$3,506,778	117,652	$1,091,385

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2035 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,374	$29,525	10,254	$122,896
Reinvestment of distributions	1,612	20,031	567	6,574
Shares redeemed	(3,039)	(38,945)	(3,585)	(41,097)
	947	10,611	7,236	88,373
Institutional Shares
Shares sold	4,127	51,803	228	2,924
Reinvestment of distributions	33,574	420,014	15,580	181,488
Shares redeemed	(9)	(108)	—	—
	37,692	471,709	15,808	184,412
Service Shares
Reinvestment of distributions	70	880	30	341
	70	880	30	341
Investor Shares
Shares sold	143	1,843	644	7,708
Reinvestment of distributions	88	1,101	94	1,091
Shares redeemed	(3,528)	(45,320)	(6)	(71)
	(3,297)	(42,376)	732	8,728
Class R6 Shares
Shares sold	408,564	5,205,056	18,676	211,476
Reinvestment of distributions	22,940	286,746	450	5,236
Shares redeemed	(83,477)	(987,468)	(27,499)	(309,770)
	348,027	4,504,334	(8,373)	(93,058)
Class R Shares
Reinvestment of distributions	63	777	26	301
	63	777	26	301

NET INCREASE	383,502	$4,945,935	15,459	$189,097

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2040 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,402	$24,482	3,846	$36,637
Reinvestment of distributions	693	7,084	316	2,889
Shares redeemed	(1,304)	(12,744)	(785)	(7,505)
	1,791	18,822	3,377	32,021
Institutional Shares
Shares sold	252	2,609	104	1,020
Reinvestment of distributions	94	972	52	476
Shares redeemed	(1)	(15)	(21)	(211)
	345	3,566	135	1,285
Service Shares
Reinvestment of distributions	80	822	44	410
	80	822	44	410
Investor Shares
Shares sold	569	5,990	3,790	35,042
Reinvestment of distributions	59	606	809	7,443
Shares redeemed	(25,689)	(268,463)	(5,595)	(52,784)
	(25,061)	(261,867)	(996)	(10,299)
Class R6 Shares
Shares sold	147,279	1,521,215	65,610	639,374
Reinvestment of distributions	49,800	514,267	25,996	239,849
Shares redeemed	(2,665)	(26,279)	(21,378)	(194,343)
	194,414	2,009,203	70,228	684,880
Class R Shares
Shares sold	12,843	128,854	—	—
Reinvestment of distributions	102	1,041	40	370
Shares redeemed	(4)	(39)	—	—
	12,941	129,856	40	370

NET INCREASE	184,510	$1,900,402	72,828	$708,667

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2045 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,548	$47,198	4,937	$59,610
Reinvestment of distributions	929	12,436	242	2,859
Shares redeemed	(2,356)	(30,824)	(829)	(10,027)
	2,121	28,810	4,350	52,442
Institutional Shares
Shares sold	1,127	15,138	323	4,055
Reinvestment of distributions	25,418	343,035	9,329	110,549
Shares redeemed	(14)	(209)	(26)	(342)
	26,531	357,964	9,626	114,262
Service Shares
Reinvestment of distributions	50	678	15	177
	50	678	15	177
Investor Shares
Shares sold	514	6,979	3,629	43,597
Reinvestment of distributions	379	5,107	233	2,751
Shares redeemed	(19,771)	(267,103)	(1,010)	(11,069)
	(18,878)	(255,017)	2,852	35,279
Class R6 Shares
Shares sold	83,069	1,109,455	49,174	588,613
Reinvestment of distributions	5,976	80,565	646	7,653
Shares redeemed	(1,650)	(21,920)	(2,360)	(30,225)
	87,395	1,168,100	47,460	566,041
Class R Shares
Reinvestment of distributions	43	570	12	137
	43	570	12	137

NET INCREASE	97,262	$1,301,105	64,315	$768,338

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2050 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	23,197	$274,470	18,826	$205,962
Reinvestment of distributions	3,239	38,016	1,677	17,348
Shares redeemed	(3,119)	(35,580)	(39,955)	(419,787)
	23,317	276,906	(19,452)	(196,477)
Institutional Shares
Shares sold	216	2,526	412	4,476
Reinvestment of distributions	135	1,597	74	774
Shares redeemed	(9)	(110)	(34)	(353)
	342	4,013	452	4,897
Service Shares
Reinvestment of distributions	73	860	43	443
	73	860	43	443
Investor Shares
Shares sold	384	4,658	2,058	22,497
Reinvestment of distributions	125	1,481	462	4,823
Shares redeemed	(14,838)	(177,133)	(1,496)	(16,506)
	(14,329)	(170,994)	1,024	10,814
Class R6 Shares
Shares sold	81,407	966,489	21,782	235,433
Reinvestment of distributions	36,083	427,100	20,738	216,665
Shares redeemed	(5,569)	(65,331)	(11,524)	(132,194)
	111,921	1,328,258	30,996	319,904
Class R Shares
Shares sold	38	450	—	—
Reinvestment of distributions	65	759	39	402
Shares redeemed	(1)	(13)	—	—
	102	1,196	39	402

NET INCREASE	121,426	$1,440,239	13,102	$139,983

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2055 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,377	$43,278	6,376	$74,918
Reinvestment of distributions	852	11,093	246	2,807
Shares redeemed	(1,515)	(19,476)	(641)	(7,999)
	2,714	34,895	5,981	69,726
Institutional Shares
Shares sold	146	1,881	195	2,323
Reinvestment of distributions	23,976	314,474	9,322	107,111
Shares redeemed	(191)	(2,677)	(28)	(309)
	23,931	313,678	9,489	109,125
Service Shares
Reinvestment of distributions	49	643	16	176
	49	643	16	176
Investor Shares
Shares sold	1,201	15,818	4,988	58,659
Reinvestment of distributions	102	1,335	351	4,016
Shares redeemed	(29,942)	(396,915)	(899)	(10,264)
	(28,639)	(379,762)	4,440	52,411
Class R6 Shares
Shares sold	42,663	554,437	30,429	359,960
Reinvestment of distributions	2,261	29,740	99	1,147
Shares redeemed	(5,111)	(65,046)	(7,017)	(86,724)
	39,813	519,131	23,511	274,383
Class R Shares
Shares sold	160	2,059	1,409	14,704
Reinvestment of distributions	88	1,134	28	322
Shares redeemed	(2)	(27)	(26)	(316)
	246	3,166	1,411	14,710

NET INCREASE	38,114	$491,751	44,848	$520,531

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2060 Portfolio

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,234	$45,462	4,059	$53,386
Reinvestment of distributions	377	5,322	79	980
Shares redeemed	(552)	(7,453)	(1,234)	(16,052)
	3,059	43,331	2,904	38,314
Institutional Shares
Reinvestment of distributions	52	732	20	262
	52	732	20	262
Service Shares
Reinvestment of distributions	51	724	18	223
	51	724	18	223
Investor Shares
Reinvestment of distributions	50	712	20	246
	50	712	20	246
Class R6 Shares
Shares sold	28,125	397,900	22,008	281,128
Reinvestment of distributions	38,310	542,975	14,954	187,286
Shares redeemed	(781)	(10,385)	(11,281)	(146,630)
	65,654	930,490	25,681	321,784
Class R Shares
Reinvestment of distributions	45	631	15	188
	45	631	15	188

NET INCREASE	68,911	$976,620	28,658	$361,017

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust II (“the Trust”) was held on December 3, 2021 to consider and act upon the proposal below. Each Fund has amortized its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund in an amount equal to the portion of the increase in the Fund’s total expense ratio that exceeds a specified percentage.

At the Meeting, Steven D. Krichmar, Linda A. Lang, Michael Latham and Lawrence W. Stranghoener were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against/Withheld	Abstain

Steven D. Krichmar	997,212,261	10,105,414	0

Linda A. Lang	1,004,981,372	2,336,303	0

Michael Latham	995,719,416	11,598,259	0

Lawrence W. Stranghoener	995,630,574	11,687,101	0

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Liquidity Risk Management Program

Each Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Portfolio’s liquidity risk, i.e., the risk that a Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, each Portfolio’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 3-4, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2022 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R6, and Class R Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R6 or Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022, which represents a period of 181 days out of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date Retirement Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*
Class A
Actual	$1,000.00	$945.40		$2.46	$1,000.00	$944.20		$2.41	$1,000.00	$941.20		$2.41
Hypothetical 5% return	1,000.00	1,022.27	+	2.56	1,000.00	1,022.32	+	2.51	1,000.00	1,022.32	+	2.51
Institutional
Actual	1,000.00	947.60		0.68	1,000.00	946.90		0.58	1,000.00	943.80		0.63
Hypothetical 5% return	1,000.00	1,024.10	+	0.70	1,000.00	1,024.20	+	0.60	1,000.00	1,024.15	+	0.65
Service
Actual	1,000.00	946.70		0.63	1,000.00	946.80		0.63	1,000.00	943.70		0.63
Hypothetical 5% return	1,000.00	1,024.15	+	0.65	1,000.00	1,024.15	+	0.65	1,000.00	1,024.15	+	0.65
Investor
Actual	1,000.00	946.00		1.25	1,000.00	946.00		1.16	1,000.00	942.90		1.20
Hypothetical 5% return	1,000.00	1,023.51	+	1.30	1,000.00	1,023.60	+	1.20	1,000.00	1,023.55	+	1.25
Class R6
Actual	1,000.00	947.90		0.53	1,000.00	946.50		0.48	1,000.00	944.00		0.48
Hypothetical 5% return	1,000.00	1,024.25	+	0.55	1,000.00	1,024.30	+	0.50	1,000.00	1,024.30	+	0.50
Class R
Actual	1,000.00	944.60		3.62	1,000.00	944.20		3.62	1,000.00	940.30		3.61
Hypothetical 5% return	1,000.00	1,021.08	+	3.76	1,000.00	1,021.08	+	3.76	1,000.00	1,021.08	+	3.76

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio (excluding proxy fees) by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date Retirement	0.51%	0.14%	0.13%	0.26%	0.11%	0.75%
Target Date 2025	0.49	0.11	0.13	0.24	0.11	0.75
Target Date 2030	0.50	0.13	0.13	0.25	0.11	0.75

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2022 (Unaudited) (continued)

	Target Date 2035 Portfolio				Target Date 2040 Portfolio				Target Date 2045 Portfolio
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*
Class A
Actual	$1,000.00	$941.10		$2.36	$1,000.00	$939.30		$2.40	$1,000.00	$937.70		$2.40
Hypothetical 5% return	1,000.00	1,022.36	+	2.46	1,000.00	1,022.32	+	2.51	1,000.00	1,022.32	+	2.51
Institutional
Actual	1,000.00	942.30		0.53	1,000.00	941.70		0.63	1,000.00	939.60		0.53
Hypothetical 5% return	1,000.00	1,024.25	+	0.55	1,000.00	1,024.15	+	0.65	1,000.00	1,024.25	+	0.55
Service
Actual	1,000.00	942.90		0.48	1,000.00	941.50		0.53	1,000.00	940.20		0.48
Hypothetical 5% return	1,000.00	1,024.30	+	0.50	1,000.00	1,024.25	+	0.55	1,000.00	1,024.30	+	0.50
Investor
Actual	1,000.00	942.00		1.16	1,000.00	940.80		1.20	1,000.00	939.50		1.15
Hypothetical 5% return	1,000.00	1,023.60	+	1.20	1,000.00	1,023.55	+	1.25	1,000.00	1,023.60	+	1.20
Class R6
Actual	1,000.00	942.60		0.43	1,000.00	941.00		0.48	1,000.00	939.90		0.43
Hypothetical 5% return	1,000.00	1,024.35	+	0.45	1,000.00	1,024.30	+	0.50	1,000.00	1,024.35	+	0.45
Class R
Actual	1,000.00	939.50		3.51	1,000.00	938.70		3.65	1,000.00	936.60		3.55
Hypothetical 5% return	1,000.00	1,021.17	+	3.66	1,000.00	1,021.03	+	3.81	1,000.00	1,021.12	+	3.71

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio (excluding proxy fees) by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2035	0.50%	0.11%	0.10%	0.24%	0.09%	0.73%
Target Date 2040	0.50	0.13	0.11	0.25	0.10	0.76
Target Date 2045	0.50	0.12	0.10	0.24	0.11	0.74

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2022 (Unaudited) (continued)

	Target Date 2050 Portfolio				Target Date 2055 Portfolio				Target Date 2060 Portfolio
Share Class	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid for the 6 months ended 2/28/22*
Class A
Actual	$1,000.00	$936.60		$2.40	$1,000.00	$937.20		$2.35	$1,000.00	$937.70		$2.35
Hypothetical 5% return	1,000.00	1,022.32	+	2.51	1,000.00	1,022.36	+	2.46	1,000.00	1,022.36	+	2.46
Institutional
Actual	1,000.00	938.70		0.58	1,000.00	939.30		0.53	1,000.00	939.60		0.48
Hypothetical 5% return	1,000.00	1,024.20	+	0.60	1,000.00	1,024.25	+	0.55	1,000.00	1,024.30	+	0.50
Service
Actual	1,000.00	939.30		0.53	1,000.00	939.10		0.48	1,000.00	939.60		0.53
Hypothetical 5% return	1,000.00	1,024.25	+	0.55	1,000.00	1,024.30	+	0.50	1,000.00	1,024.25	+	0.55
Investor
Actual	1,000.00	937.80		1.15	1,000.00	938.00		1.11	1,000.00	939.20		1.11
Hypothetical 5% return	1,000.00	1,023.60	+	1.20	1,000.00	1,023.65	+	1.15	1,000.00	1,023.65	+	1.15
Class R6
Actual	1,000.00	938.90		0.48	1,000.00	939.70		0.43	1,000.00	939.20		0.43
Hypothetical 5% return	1,000.00	1,024.30	+	0.50	1,000.00	1,024.35	+	0.45	1,000.00	1,024.35	+	0.45
Class R
Actual	1,000.00	936.20		3.50	1,000.00	936.30		3.55	1,000.00	936.70		3.51
Hypothetical 5% return	1,000.00	1,021.17	+	3.66	1,000.00	1,021.12	+	3.71	1,000.00	1,021.17	+	3.66

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio (excluding proxy fees) by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2050	0.50%	0.12%	0.11%	0.24%	0.10%	0.73%
Target Date 2055	0.49	0.11	0.10	0.23	0.09	0.74
Target Date 2060	0.49	0.10	0.11	0.23	0.10	0.73

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Lisa A. Lang Michael Latham James A. McNamara Lawrence W. Stranghoener	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved 275097-OTU-1589015 TARGDATESAR-22

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 4, 2021 for its Target Date Portfolios.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	May 4, 2022

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	May 4, 2022